Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Communication Services: 2.7%
32,681	(1),(2)	Advantage Solutions, Inc.	$69,610	0.0
11,630	(2)	AMC Networks, Inc.	236,089	0.0
6,998	(2)	Anterix, Inc.	249,969	0.0
5,188	(2)	Arena Group Holdings, Inc./The	67,963	0.0
4,745	(1)	ATN International, Inc.	183,015	0.0
9,149	(2)	Bandwidth, Inc.	108,873	0.0
8,350	(1),(2)	Boston Omaha Corp.	192,384	0.0
33,106	(1),(2)	Bumble, Inc.	711,448	0.1
12,630	(1),(2)	Cardlytics, Inc.	118,722	0.0
39,260	(2)	Cargurus, Inc.	556,314	0.1
27,546	(2)	Cars.com, Inc.	316,779	0.1
51,300	(2)	Charge Enterprises, Inc.	90,288	0.0
41,835	(1),(2)	Cinemark Holdings, Inc.	506,622	0.1
144,449	(2)	Clear Channel Outdoor Holdings, Inc.	197,895	0.0
16,760		Cogent Communications Holdings, Inc.	874,202	0.1
29,889	(2)	Consolidated Communications Holdings, Inc.	124,338	0.0
7,451	(2)	Cumulus Media, Inc. Class-A	52,380	0.0
546	(2)	Daily Journal Corp.	139,989	0.0
16,044	(2)	DHI Group, Inc.	86,317	0.0
13,592	(1),(2)	EchoStar Corp.	223,860	0.0
25,261		Entravision Communications Corp.	100,286	0.0
30,559	(1),(2)	Eventbrite, Inc.	185,799	0.0
8,404	(2)	EverQuote, Inc.	57,315	0.0
23,291	(2)	EW Scripps Co.	262,490	0.0
69,842	(1),(2)	fuboTV, Inc.	247,939	0.0
55,136	(2)	Gannett Co., Inc.	84,358	0.0
264,750	(2)	Globalstar, Inc.	420,952	0.1
19,283	(2)	Gogo, Inc.	233,710	0.0
32,691		Gray Television, Inc.	468,135	0.1
5,739	(2)	IDT Corp.	142,499	0.0
46,138	(2)	iHeartMedia, Inc.	338,192	0.1
19,764	(2)	Imax Corp.	279,068	0.0
29,896	(1),(2)	Innovid Corp.	81,018	0.0
16,120	(2)	Integral Ad Science Holding Corp.	116,709	0.0
48,708	(2)	Iridium Communications, Inc.	2,161,174	0.3
16,575		John Wiley & Sons, Inc.	622,557	0.1
16,569	(2)	KORE Group Holdings, Inc.	31,647	0.0
68,938	(2)	Liberty Latin America Ltd.	423,969	0.1
7,763	(2)	Liberty Latin America Ltd. - Class A	48,053	0.0
18,763	(2)	Liberty Media Corp.- Liberty Braves C Tracking Stock	515,982	0.1
22,657	(1),(2)	Lions Gate Entertainment Corp. - Class A	168,341	0.0
44,389	(2)	Lions Gate Entertainment Corp. - Class B	308,504	0.0
9,950	(1),(2)	Madison Square Garden Entertainment Corp.	438,695	0.1
50,397	(2)	Magnite, Inc.	331,108	0.1
9,489	(1)	Marcus Corp.	131,802	0.0
9,198	(2)	MediaAlpha, Inc.	80,482	0.0
9,512	(2)	Ooma, Inc.	116,998	0.0
15,035	(2)	Outbrain, Inc.	54,878	0.0
30,039	(2)	Playstudios, Inc.	104,836	0.0
16,482	(2)	PubMatic, Inc.	274,096	0.0
21,024	(2)	QuinStreet, Inc.	220,752	0.0
29,740	(2)	Radius Global Infrastructure, Inc.	280,151	0.0
9,328	(2)	Reservoir Media, Inc.	45,521	0.0
11,394		Scholastic Corp.	350,479	0.1
19,167		Shenandoah Telecommunications Co.	326,222	0.1
9,475		Shutterstock, Inc.	475,361	0.1
16,000	(1)	Sinclair Broadcast Group, Inc.	289,440	0.0
127,614	(1),(2)	Skillz, Inc.	130,166	0.0
31,107	(1),(2)	Stagwell, Inc.	216,194	0.0
10,445	(2)	TechTarget, Inc.	618,344	0.1
85,379		TEGNA, Inc.	1,765,638	0.2
38,630		Telephone & Data Systems, Inc.	536,957	0.1
9,768	(2)	Thryv Holdings, Inc.	223,003	0.0
40,474	(2)	TrueCar, Inc.	61,116	0.0
5,540	(2)	United States Cellular Corp.	144,206	0.0
56,235	(2)	Vimeo, Inc.	224,940	0.0
88,383	(2)	Vinco Ventures, Inc.	82,302	0.0
20,826	(1),(2)	WideOpenWest, Inc.	255,535	0.0
26,214	(2)	Yelp, Inc.	888,917	0.1
17,247	(2)	Ziff Davis, Inc.	1,181,075	0.2
30,584	(2)	ZipRecruiter, Inc.	504,636	0.1
			22,759,604	2.7

		Consumer Discretionary: 10.1%
11,073	(2)	1-800-Flowers.com, Inc.	71,864	0.0
8,965	(2)	1stdibs.com, Inc.	56,390	0.0
28,552	(1),(2)	2U, Inc.	178,450	0.0
11,850		Aaron's Co., Inc./The	115,182	0.0
18,887	(2)	Abercrombie & Fitch Co. - Class A	293,693	0.0
31,514	(1)	Academy Sports & Outdoors, Inc.	1,329,261	0.2
24,561	(2)	Accel Entertainment, Inc.	191,821	0.0
13,453		Acushnet Holdings Corp.	585,071	0.1
35,901	(2)	Adient plc	996,253	0.1
17,293	(2)	Adtalem Global Education, Inc.	630,330	0.1
38,625	(1),(2)	Allbirds, Inc.	117,420	0.0
43,670	(2)	American Axle & Manufacturing Holdings, Inc.	298,266	0.0
58,264		American Eagle Outfitters, Inc.	566,909	0.1
7,808	(2)	American Public Education, Inc.	71,365	0.0
2,386	(1),(2)	America's Car-Mart, Inc.	145,594	0.0
35,239	(1),(2)	AMMO, Inc.	103,250	0.0
33,675		Arko Corp.	316,208	0.0
8,522	(1),(2)	Asbury Automotive Group, Inc.	1,287,674	0.2
28,352	(2)	Aterian, Inc.	35,156	0.0
14,580	(1),(2)	Bally's Corp.	288,101	0.0
42,900	(2)	BARK, Inc.	78,078	0.0
46,495	(2)	Beachbody Co., Inc./The	46,960	0.0
11,729	(2)	Beazer Homes USA, Inc.	113,419	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

30,972	(1),(2)	Bed Bath & Beyond, Inc.	188,619	0.0
7,892	(1)	Big 5 Sporting Goods Corp.	84,760	0.0
10,695	(1)	Big Lots, Inc.	166,949	0.0
8,949	(2)	BJ's Restaurants, Inc.	213,434	0.0
33,507		Bloomin Brands, Inc.	614,183	0.1
5,453		Bluegreen Vacations Holding Corp.	90,084	0.0
11,321	(2)	Boot Barn Holdings, Inc.	661,826	0.1
15,846	(2)	Bowlero Corp.	195,064	0.0
16,673	(2)	Brinker International, Inc.	416,492	0.1
11,590		Buckle, Inc.	366,939	0.1
5,141		Build-A-Bear Workshop, Inc.	68,530	0.0
14,106		Caleres, Inc.	341,647	0.1
14,633		Camping World Holdings, Inc.	370,508	0.1
53,931	(2)	Canoo, Inc.	101,121	0.0
20,149	(2)	CarParts.com, Inc.	104,170	0.0
5,618		Carriage Services, Inc.	180,675	0.0
7,981		Cato Corp.	76,139	0.0
3,556	(2)	Cavco Industries, Inc.	731,683	0.1
69,829	(1),(2)	Cenntro Electric Group Ltd.	71,924	0.0
11,976	(2)	Century Casinos, Inc.	78,563	0.0
11,171		Century Communities, Inc.	477,895	0.1
18,271	(1)	Cheesecake Factory	534,975	0.1
47,678	(2)	Chegg, Inc.	1,004,575	0.1
47,287	(2)	Chico's FAS, Inc.	228,869	0.0
5,063	(1),(2)	Childrens Place, Inc./The	156,396	0.0
8,080	(2)	Chuy's Holdings, Inc.	187,294	0.0
3,409	(1),(2)	Citi Trends, Inc.	52,874	0.0
11,327	(1)	Clarus Corp.	152,575	0.0
13,512	(2)	Container Store Group, Inc.	66,209	0.0
227,949	(2)	ContextLogic, Inc.	167,292	0.0
43,573	(2)	Coursera, Inc.	469,717	0.1
8,802	(1)	Cracker Barrel Old Country Store, Inc.	814,889	0.1
22,908	(2)	CROCS, Inc.	1,572,863	0.2
48,720		Dana, Inc.	556,870	0.1
16,367	(2)	Dave & Buster's Entertainment, Inc.	507,868	0.1
23,693	(2)	Denny's Corp.	222,951	0.0
22,227		Designer Brands, Inc.	340,295	0.1
21,257	(2)	Destination XL Group, Inc.	115,213	0.0
1,640	(1)	Dillards, Inc.	447,326	0.1
6,173		Dine Brands Global, Inc.	392,356	0.1
10,264	(2)	Dorman Products, Inc.	842,880	0.1
7,109	(1),(2)	Dream Finders Homes, Inc.	75,355	0.0
5,939	(2)	Duluth Holdings, Inc.	41,811	0.0
9,056	(2)	Duolingo, Inc.	862,403	0.1
8,534	(2)	El Pollo Loco Holdings, Inc.	76,123	0.0
18,942		Ermenegildo Zegna NV	203,626	0.0
9,004	(1)	Ethan Allen Interiors, Inc.	190,345	0.0
9,197	(1)	European Wax Center, Inc.	169,685	0.0
34,101	(2)	Everi Holdings, Inc.	553,118	0.1
26,783	(1),(2)	EVgo, Inc.	211,854	0.0
13,634	(1),(2)	F45 Training Holdings, Inc.	42,129	0.0
38,059	(1),(2)	Faraday Future Intelligent Electric, Inc.	24,213	0.0
63,480	(1),(2)	Fisker, Inc.	479,274	0.1
30,688	(1)	Foot Locker, Inc.	955,317	0.1
19,451	(2)	Fossil Group, Inc.	66,522	0.0
16,313	(2)	Fox Factory Holding Corp.	1,290,032	0.2
10,585	(1)	Franchise Group, Inc.	257,215	0.0
31,334	(2)	Frontdoor, Inc.	638,900	0.1
13,019	(2)	Full House Resorts, Inc.	73,167	0.0
12,313	(2)	Funko, Inc.	248,969	0.0
5,143	(2)	Genesco, Inc.	202,223	0.0
12,620	(2)	Gentherm, Inc.	627,593	0.1
16,681	(2)	G-III Apparel Group Ltd.	249,381	0.0
7,194	(2)	Golden Entertainment, Inc.	250,999	0.0
106,421	(2)	Goodyear Tire & Rubber Co.	1,073,788	0.1
49,011	(2)	GoPro, Inc.	241,624	0.0
1,441		Graham Holdings Co.	775,229	0.1
11,475	(2)	Green Brick Partners, Inc.	245,335	0.0
6,101		Group 1 Automotive, Inc.	871,650	0.1
8,441	(1),(2)	Groupon, Inc.	67,190	0.0
22,238	(1),(2)	GrowGeneration Corp.	77,833	0.0
13,086	(1)	Guess?, Inc.	191,972	0.0
6,002	(1)	Haverty Furniture Cos., Inc.	149,450	0.0
9,026	(2)	Helen of Troy Ltd.	870,467	0.1
4,942	(1)	Hibbett, Inc.	246,161	0.0
33,164	(2)	Hilton Grand Vacations, Inc.	1,090,764	0.1
21,067	(1),(2)	Holley, Inc.	85,321	0.0
2,012	(2)	Hovnanian Enterprises, Inc.	71,828	0.0
8,313	(2)	Inspired Entertainment, Inc.	73,404	0.0
9,292		Installed Building Products, Inc.	752,559	0.1
38,120	(1)	International Game Technology PLC	602,296	0.1
10,321	(2)	iRobot Corp.	581,382	0.1
8,065		Jack in the Box, Inc.	597,375	0.1
2,184		Johnson Outdoors, Inc.	112,061	0.0
30,329	(1)	KB Home	786,128	0.1
20,878		Kontoor Brands, Inc.	701,710	0.1
27,751	(1)	Krispy Kreme, Inc.	319,969	0.0
1,665	(1),(2)	Kura Sushi USA, Inc.	122,511	0.0
6,101	(1),(2)	Lands' End, Inc.	47,100	0.0
16,560	(1),(2)	Latham Group, Inc.	59,450	0.0
41,539		Laureate Education Inc.- Class A	438,236	0.1
16,411		La-Z-Boy, Inc.	370,396	0.1
9,561		LCI Industries	970,059	0.1
7,988	(1),(2)	LGI Homes, Inc.	649,984	0.1
15,520	(1),(2)	Life Time Group Holdings, Inc.	151,320	0.0
6,240		Lifetime Brands, Inc.	42,245	0.0
12,368	(1),(2)	Lindblad Expeditions Holdings, Inc.	83,608	0.0
10,305	(2)	Liquidity Services, Inc.	167,559	0.0
11,672	(2)	LL Flooring Holdings, Inc.	80,887	0.0
66,247	(1),(2)	Lordstown Motors Corp.	121,232	0.0
5,227	(2)	Lovesac Co/The	106,526	0.0
7,994	(2)	Lulu's Fashion Lounge Holdings, Inc.	37,252	0.0
93,577	(1),(2)	Luminar Technologies, Inc.	681,708	0.1
10,468	(2)	M/I Homes, Inc.	379,256	0.1
8,094	(2)	Malibu Boats, Inc.	388,431	0.1
8,136	(2)	MarineMax, Inc.	242,371	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

7,518	(2)	MasterCraft Boat Holdings, Inc.	141,714	0.0
21,673	(1)	MDC Holdings, Inc.	594,274	0.1
13,776	(2)	Meritage Homes Corp.	968,040	0.1
19,357	(2)	Modine Manufacturing Co.	250,480	0.0
5,297	(2)	Monarch Casino & Resort, Inc.	297,374	0.0
12,757	(1)	Monro, Inc.	554,419	0.1
7,910	(2)	Motorcar Parts of America, Inc.	120,390	0.0
6,179		Movado Group, Inc.	174,124	0.0
125,806	(2)	Mullen Automotive, Inc.	41,239	0.0
8,503		Murphy USA, Inc.	2,337,560	0.3
30,816	(2)	National Vision Holdings, Inc.	1,006,142	0.1
4,818	(2)	NeoGames SA	62,152	0.0
21,498	(2)	Nerdy, Inc.	45,361	0.0
17,930	(2)	Noodles & Co.	84,271	0.0
16,361	(2)	ODP Corp./The	575,089	0.1
9,103	(2)	ONE Group Hospitality, Inc./The	60,444	0.0
26,058	(1),(2)	OneSpaWorld Holdings Ltd.	218,887	0.0
4,383	(1),(2)	OneWater Marine, Inc.	131,972	0.0
16,337	(2)	Overstock.com, Inc.	397,806	0.1
5,911		Oxford Industries, Inc.	530,690	0.1
12,522		Papa Johns International, Inc.	876,665	0.1
43,153	(2)	Party City Holdco, Inc.	68,182	0.0
8,396		Patrick Industries, Inc.	368,081	0.1
28,186	(2)	Perdoceo Education Corp.	290,316	0.0
8,145	(1)	PetMed Express, Inc.	158,990	0.0
11,012	(1),(2)	PLBY Group, Inc.	44,378	0.0
31,275	(2)	Porch Group, Inc.	70,369	0.0
8,706	(1),(2)	Portillo's, Inc.	171,421	0.0
18,048	(2)	Poshmark, Inc.	282,812	0.0
18,320	(1),(2)	PowerSchool Holdings, Inc.	305,761	0.0
20,773	(2)	Purple Innovation, Inc.	84,131	0.0
36,964	(2)	Quotient Technology, Inc.	85,387	0.0
133,912		Qurate Retail, Inc.	269,163	0.0
3,427		RCI Hospitality Holdings, Inc.	223,920	0.0
20,326		Red Rock Resorts, Inc.	696,369	0.1
18,625	(1),(2)	Rent the Runway, Inc.	40,975	0.0
20,373		Rent-A-Center, Inc.	356,731	0.1
15,800	(1),(2)	Revolve Group, Inc.	342,702	0.1
2,832	(1)	Rocky Brands, Inc.	56,810	0.0
38,610	(2)	Rover Group, Inc.	128,957	0.0
3,875	(1),(2)	RumbleON, Inc.	65,565	0.0
22,859	(2)	Rush Street Interactive, Inc.	84,121	0.0
13,528		Ruth's Hospitality Group, Inc.	228,082	0.0
40,807	(1),(2)	Sally Beauty Holdings, Inc.	514,168	0.1
37,213	(2)	Scientific Games Corp.	1,595,693	0.2
17,252	(2)	SeaWorld Entertainment, Inc.	785,139	0.1
14,382	(1),(2)	Shake Shack, Inc.	646,902	0.1
7,138		Shoe Carnival, Inc.	153,039	0.0
17,737	(1)	Signet Jewelers Ltd.	1,014,379	0.1
20,499	(2)	Skyline Champion Corp.	1,083,782	0.1
8,392	(1),(2)	Sleep Number Corp.	283,734	0.0
17,280	(1)	Smith & Wesson Brands, Inc.	179,194	0.0
6,685	(1),(2)	Snap One Holdings Corp.	67,786	0.0
49,020	(2)	Solid Power, Inc.	257,845	0.0
71,404	(2)	Sonder Holdings, Inc.	118,531	0.0
7,769		Sonic Automotive, Inc.	336,398	0.1
48,557	(1),(2)	Sonos, Inc.	674,942	0.1
16,489	(2)	Sportsman's Warehouse Holdings, Inc.	136,859	0.0
7,921		Standard Motor Products, Inc.	257,432	0.0
30,089		Steven Madden Ltd.	802,474	0.1
30,434	(2)	Stitch Fix, Inc.	120,214	0.0
10,360	(2)	Stoneridge, Inc.	175,602	0.0
8,998	(1)	Strategic Education, Inc.	552,567	0.1
15,738	(2)	Stride, Inc.	661,468	0.1
6,748		Sturm Ruger & Co., Inc.	342,731	0.1
5,363		Superior Group of Cos, Inc.	47,623	0.0
33,419	(1),(2)	Sweetgreen, Inc.	618,251	0.1
11,784	(1),(2)	Target Hospitality Corp.	148,714	0.0
44,091	(2)	Taylor Morrison Home Corp.	1,028,202	0.1
31,346	(2)	Tenneco, Inc.	545,107	0.1
25,924	(1)	Texas Roadhouse, Inc.	2,262,128	0.3
31,982	(2)	The RealReal, Inc.	47,973	0.0
22,577	(2)	ThredUp, Inc.	41,542	0.0
9,726		Tilly's, Inc.	67,304	0.0
53,077	(1),(2)	Topgolf Callaway Brands Corp.	1,022,263	0.1
11,687	(2)	Traeger, Inc.	32,957	0.0
5,184	(2)	TravelCenters of America, Inc.	279,573	0.0
38,843	(2)	Tri Pointe Homes, Inc.	586,918	0.1
17,365	(2)	Tupperware Brands Corp.	113,741	0.0
28,236	(2)	Udemy, Inc.	341,373	0.1
5,967	(2)	Unifi, Inc.	56,746	0.0
5,091	(2)	Universal Electronics, Inc.	100,140	0.0
12,053	(2)	Universal Technical Institute, Inc.	65,568	0.0
25,038	(1),(2)	Urban Outfitters, Inc.	491,997	0.1
41,130	(1),(2)	Vacasa, Inc.	126,269	0.0
21,486	(2)	Vista Outdoor, Inc.	522,540	0.1
10,683	(2)	Visteon Corp.	1,133,039	0.1
9,224	(1)	Vivid Seats, Inc.	70,656	0.0
36,334	(2)	Vivint Smart Home, Inc.	239,078	0.0
26,370	(1),(2)	Vizio Holding Corp.	230,474	0.0
47,356	(1),(2)	Volta, Inc.	57,301	0.0
22,644	(1),(2)	Vuzix Corp.	131,109	0.0
32,270	(1),(2)	Warby Parker, Inc.	430,482	0.1
9,258	(1)	Weber, Inc.	60,825	0.0
11,527		Wingstop, Inc.	1,445,716	0.2
1,133		Winmark Corp.	245,113	0.0
12,254		Winnebago Industries	652,035	0.1
30,681		Wolverine World Wide, Inc.	472,181	0.1
61,804	(1),(2)	Workhorse Group, Inc.	177,377	0.0
20,468	(2)	WW International, Inc.	80,439	0.0
13,051	(1),(2)	Xometry, Inc.	741,166	0.1
8,225	(1),(2)	XPEL, Inc.	530,019	0.1
6,453	(2)	Xponential Fitness, Inc.	117,832	0.0
6,244	(2)	Zumiez, Inc.	134,433	0.0
			86,017,487	10.1

		Consumer Staples: 3.4%
60,974	(2)	22nd Century Group, Inc.	56,541	0.0
12,564		Andersons, Inc.	389,861	0.1
33,678	(1),(2)	AppHarvest, Inc.	66,346	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

26,629	(1)	B&G Foods, Inc.	439,112	0.1
38,694	(1),(2)	Beauty Health Co/The	456,202	0.1
50,756	(2)	BellRing Brands, Inc.	1,046,081	0.1
69,692	(1),(2)	Benson Hill, Inc.	190,956	0.0
23,898	(1),(2)	Beyond Meat, Inc.	338,635	0.0
9,830	(1),(2)	BRC, Inc.	75,986	0.0
6,799		Calavo Growers, Inc.	215,868	0.0
14,675		Cal-Maine Foods, Inc.	815,783	0.1
21,291	(1),(2)	Celsius Holdings, Inc.	1,930,668	0.2
1,402	(2)	Central Garden & Pet Co. - CENT	50,528	0.0
18,381	(2)	Central Garden & Pet Co. - Class A - CENTA	627,895	0.1
13,404	(2)	Chefs' Warehouse Holdings, Inc.	388,314	0.1
1,797		Coca-Cola Consolidated, Inc.	739,879	0.1
14,246	(2)	Duckhorn Portfolio, Inc./The	205,570	0.0
20,671	(1)	Edgewell Personal Care Co.	773,095	0.1
18,971	(2)	elf Beauty, Inc.	713,689	0.1
25,619	(1)	Energizer Holdings, Inc.	644,062	0.1
12,187	(1)	Fresh Del Monte Produce, Inc.	283,226	0.0
28,419	(2)	Hain Celestial Group, Inc.	479,713	0.1
37,570	(2)	Herbalife Nutrition Ltd.	747,267	0.1
15,527	(2)	HF Foods Group, Inc.	60,089	0.0
27,312	(2)	Honest Co., Inc./The	95,592	0.0
51,426	(2)	Hostess Brands, Inc.	1,195,140	0.1
5,644		Ingles Markets, Inc.	447,061	0.1
7,029		Inter Parfums, Inc.	530,408	0.1
5,908		J&J Snack Foods Corp.	764,909	0.1
3,494		John B Sanfilippo & Son, Inc.	264,601	0.0
7,427	(1)	Lancaster Colony Corp.	1,116,130	0.1
11,188	(2)	Landec Corp.	99,461	0.0
4,343		Medifast, Inc.	470,607	0.1
5,455		MGP Ingredients, Inc.	579,103	0.1
16,818	(2)	Mission Produce, Inc.	243,188	0.0
9,155		National Beverage Corp.	352,834	0.0
19,126		Nu Skin Enterprises, Inc.	638,235	0.1
9,736		Pricesmart, Inc.	560,696	0.1
60,096		Primo Water Corp.	754,205	0.1
21,479	(2)	Rite Aid Corp.	106,321	0.0
2,568	(2)	Seneca Foods Corp.	129,530	0.0
34,247	(2)	Simply Good Foods Co/The	1,095,562	0.1
14,317	(2)	Sovos Brands, Inc.	203,874	0.0
14,222		SpartanNash Co.	412,722	0.1
42,010	(2)	Sprouts Farmers Market, Inc.	1,165,778	0.1
38,011	(2)	SunOpta, Inc.	345,900	0.0
19,264	(1),(2)	Tattooed Chef, Inc.	95,935	0.0
6,498		Tootsie Roll Industries, Inc.	216,253	0.0
19,582	(1),(2)	TreeHouse Foods, Inc.	830,668	0.1
5,958		Turning Point Brands, Inc.	126,488	0.0
22,447	(2)	United Natural Foods, Inc.	771,503	0.1
9,894		Universal Corp.	455,520	0.1
4,446	(2)	USANA Health Sciences, Inc.	249,198	0.0
25,580	(1)	Utz Brands, Inc.	386,258	0.0
56,481		Vector Group Ltd.	497,598	0.1
24,955	(2)	Veru, Inc.	287,482	0.0
11,569	(1),(2)	Vintage Wine Estates, Inc.	32,046	0.0
11,425	(1),(2)	Vita Coco Co., Inc./The	130,131	0.0
11,805	(2)	Vital Farms, Inc.	141,306	0.0
5,309		WD-40 Co.	933,004	0.1
6,541	(1)	Weis Markets, Inc.	465,981	0.1
15,379	(2)	Whole Earth Brands, Inc.	59,055	0.0
			28,985,649	3.4

		Energy: 6.0%
11,716	(1),(2)	Aemetis, Inc.	71,702	0.0
27,905	(2)	Alto Ingredients, Inc.	101,574	0.0
14,024	(2)	Amplify Energy Corp.	92,138	0.0
5,802	(1)	Arch Resources, Inc.	688,117	0.1
23,036	(2)	Archaea Energy, Inc.	414,878	0.1
52,602		Archrock, Inc.	337,705	0.0
13,502	(2)	Ardmore Shipping Corp.	123,273	0.0
31,342		Berry Corp.	235,065	0.0
75,259	(2)	Borr Drilling Ltd.	249,860	0.0
19,837		Brigham Minerals, Inc.	489,379	0.1
9,183	(2)	Bristow Group, Inc.	215,709	0.0
22,433		Cactus, Inc.	862,100	0.1
29,779		California Resources Corp.	1,144,407	0.1
18,821	(2)	Callon Petroleum Co.	658,923	0.1
4,089	(2)	Centrus Energy Corp.	167,567	0.0
78,522		ChampionX Corp.	1,536,675	0.2
16,230		Chord Energy Corp.	2,219,777	0.3
28,205	(1)	Civitas Resources, Inc.	1,618,685	0.2
64,733	(2)	Clean Energy Fuels Corp.	345,674	0.0
74,004	(1),(2)	CNX Resources Corp.	1,149,282	0.1
35,677	(1),(2)	Comstock Resources, Inc.	616,855	0.1
13,169		CONSOL Energy, Inc.	847,030	0.1
13,172	(1)	Crescent Energy Co.	177,427	0.0
11,453		CVR Energy, Inc.	331,908	0.0
27,077		Delek US Holdings, Inc.	734,870	0.1
19,326	(2)	Denbury, Inc.	1,667,061	0.2
54,000		DHT Holdings, Inc.	408,240	0.1
39,362	(2)	Diamond Offshore Drilling, Inc.	260,970	0.0
7,211	(2)	DMC Global, Inc.	115,232	0.0
12,068		Dorian L.P.G Ltd.	163,763	0.0
13,717	(2)	Dril-Quip, Inc.	267,756	0.0
17,410	(1),(2)	Earthstone Energy, Inc.	214,491	0.0
59,585	(2)	Energy Fuels, Inc./Canada	364,660	0.1
158,798		Equitrans Midstream Corp.	1,187,809	0.1
7,444		Excelerate Energy, Inc.	174,190	0.0
30,147	(2)	Expro Group Holdings NV	384,073	0.1
10,818		FLEX LNG Ltd.	342,606	0.0
48,084		Frontline Ltd./Bermuda	525,558	0.1
75,546	(1),(2)	Gevo, Inc.	172,245	0.0
38,836	(2)	Golar LNG Ltd.	967,793	0.1
20,310	(1),(2)	Green Plains, Inc.	590,412	0.1
4,396	(1),(2)	Gulfport Energy Corp.	388,123	0.1
55,432	(2)	Helix Energy Solutions Group, Inc.	213,967	0.0
39,497		Helmerich & Payne, Inc.	1,460,204	0.2
2,977	(1)	HighPeak Energy, Inc.	64,482	0.0
19,174	(1)	International Seaways, Inc.	673,583	0.1
6,852	(1)	Kinetik Holdings, Inc.	223,238	0.0
173,878	(2)	Kosmos Energy Ltd.	898,949	0.1
6,399	(1),(2)	Laredo Petroleum, Inc.	402,177	0.1
54,686	(2)	Liberty Energy, Inc.	693,418	0.1
63,005	(1)	Magnolia Oil & Gas Corp.	1,248,129	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

43,195		Matador Resources Co.	2,113,099	0.3
56,700		Murphy Oil Corp.	1,994,139	0.2
3,547	(2)	Nabors Industries Ltd.	359,843	0.1
1,529		Nacco Industries, Inc.	71,909	0.0
14,866	(2)	National Energy Services Reunited Corp.	88,304	0.0
35,564	(2)	Newpark Resources, Inc.	89,621	0.0
12,093	(1),(2)	NextDecade Corp.	72,800	0.0
68,005	(2)	NexTier Oilfield Solutions, Inc.	503,237	0.1
28,086	(2)	Noble Corp. PLC	830,784	0.1
77,683		Nordic American Tankers Ltd.	207,414	0.0
25,407		Northern Oil and Gas, Inc.	696,406	0.1
40,428	(2)	Oceaneering International, Inc.	321,807	0.0
25,319	(2)	Oil States International, Inc.	98,491	0.0
19,175	(2)	Par Pacific Holdings, Inc.	314,662	0.0
82,077		Patterson-UTI Energy, Inc.	958,659	0.1
37,375	(2)	PBF Energy, Inc.	1,314,105	0.2
45,317	(1),(2)	Peabody Energy Corp.	1,124,768	0.1
78,651	(2)	Permian Resources Corp.	534,827	0.1
34,287	(2)	ProPetro Holding Corp.	276,010	0.0
8,050	(1)	Ranger Oil Corp.	253,172	0.0
6,390	(2)	REX American Resources Corp.	178,409	0.0
3,984		Riley Exploration Permian, Inc.	75,616	0.0
31,918	(1),(2)	Ring Energy, Inc.	74,050	0.0
30,588	(1)	RPC, Inc.	211,975	0.0
11,841	(2)	SandRidge Energy, Inc.	193,127	0.0
19,144		Scorpio Tankers, Inc.	804,814	0.1
28,823	(2)	Select Energy Services, Inc.	200,896	0.0
44,129		SFL Corp. Ltd.	402,015	0.1
4,365	(2)	SilverBow Resources, Inc.	117,331	0.0
4,030	(1)	Sitio Royalties Corp.	89,103	0.0
46,585		SM Energy Co.	1,752,062	0.2
12,780		Solaris Oilfield Infrastructure, Inc.	119,621	0.0
25,599	(2)	Talos Energy, Inc.	426,223	0.1
30,904	(2)	Teekay Corp.	110,945	0.0
8,969	(2)	Teekay Tankers Ltd.	247,006	0.0
196,976	(1),(2)	Tellurian, Inc.	470,773	0.1
48,688	(2)	Tetra Technologies, Inc.	174,790	0.0
16,644	(2)	Tidewater, Inc.	361,175	0.1
124,943	(1),(2)	Uranium Energy Corp.	437,300	0.1
79,310	(2)	Ur-Energy, Inc.	86,448	0.0
28,788	(2)	US Silica Holdings, Inc.	315,229	0.0
22,049	(1)	Vaalco Energy, Inc.	96,134	0.0
23,404	(1),(2)	Valaris Ltd.	1,145,392	0.1
20,585	(1),(2)	Vertex Energy, Inc.	128,245	0.0
38,008	(2)	W&T Offshore, Inc.	222,727	0.0
27,272	(2)	Weatherford International PLC	880,613	0.1
23,670		World Fuel Services Corp.	554,825	0.1
			51,604,610	6.0

		Financials: 16.9%
7,292		1st Source Corp.	337,620	0.0
2,756		ACNB Corp.	82,790	0.0
5,846	(1)	AFC Gamma, Inc.	89,444	0.0
6,737		Alerus Financial Corp.	148,888	0.0
8,232		Allegiance Bancshares, Inc.	342,698	0.0
4,744		Amalgamated Financial Corp.	106,977	0.0
7,056		A-Mark Precious Metals, Inc.	200,320	0.0
17,976	(2)	Ambac Financial Group, Inc.	229,194	0.0
10,984		Amerant Bancorp, Inc.	272,843	0.0
29,633		American Equity Investment Life Holding Co.	1,105,015	0.1
4,893		American National Bankshares, Inc.	156,331	0.0
25,667		Ameris Bancorp.	1,147,572	0.1
7,799		Amerisafe, Inc.	364,447	0.1
5,790	(1)	Angel Oak Mortgage, Inc.	69,364	0.0
57,938		Apollo Commercial Real Estate Finance, Inc.	480,885	0.1
59,658	(1)	Arbor Realty Trust, Inc.	686,067	0.1
19,128	(1)	Ares Commercial Real Estate Corp.	199,888	0.0
12,346		Argo Group International Holdings Ltd.	237,784	0.0
40,638	(1)	ARMOUR Residential REIT, Inc.	197,907	0.0
6,693		Arrow Financial Corp.	192,892	0.0
22,397		Artisan Partners Asset Management, Inc.	603,151	0.1
8,884	(2)	AssetMark Financial Holdings, Inc.	162,488	0.0
56,084		Associated Banc-Corp.	1,126,167	0.1
29,256		Atlantic Union Bankshares Corp.	888,797	0.1
2,044	(2)	Atlanticus Holdings Corp.	53,614	0.0
22,437	(2)	Axos Financial, Inc.	768,019	0.1
7,865		B. Riley Financial, Inc.	350,150	0.0
26,896	(1),(2)	Bakkt Holdings, Inc.	61,323	0.0
22,268		Banc of California, Inc.	355,620	0.0
7,302	(1)	Bancfirst Corp.	653,310	0.1
10,819		Banco Latinoamericano de Comercio Exterior SA	141,296	0.0
20,956	(2)	Bancorp, Inc.	460,613	0.1
2,925	(1)	Bank First Corp.	223,704	0.0
6,893		Bank of Marin Bancorp	206,445	0.0
19,346		Bank of NT Butterfield & Son Ltd.	627,971	0.1
30,875		BankUnited, Inc.	1,054,999	0.1
13,368		Banner Corp.	789,781	0.1
7,080		Bar Harbor Bankshares	187,762	0.0
18,049		Berkshire Hills Bancorp, Inc.	492,738	0.1
123,548		BGC Partners, Inc.	387,941	0.1
62,523		Blackstone Mortgage Trust, Inc.	1,459,287	0.2
18,975	(2)	Blucora, Inc.	366,976	0.1
18,655		Bread Financial Holdings, Inc.	586,700	0.1
10,717	(2)	Bridgewater Bancshares, Inc.	176,509	0.0
76,096	(2)	Bright Health Group, Inc.	79,901	0.0
13,043	(1)	Brightsphere Investment Group, Inc.	194,471	0.0
36,633		BrightSpire Capital, Inc.	231,154	0.0
52,948	(1)	Broadmark Realty Capital, Inc.	270,564	0.0
29,975		Brookline Bancorp, Inc.	349,209	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

22,857	(1),(2)	BRP Group, Inc.	602,282	0.1
9,444		Business First Bancshares, Inc.	203,329	0.0
10,880		Byline Bancorp, Inc.	220,320	0.0
70,102		Cadence Bank	1,781,292	0.2
2,989		Cambridge Bancorp	238,343	0.0
6,055		Camden National Corp.	257,943	0.0
29,493	(2)	Cannae Holdings, Inc.	609,325	0.1
6,825		Capital City Bank Group, Inc.	212,326	0.0
52,562		Capitol Federal Financial, Inc.	436,265	0.1
8,495		Capstar Financial Holdings, Inc.	157,412	0.0
10,911	(2)	Carter Bankshares, Inc.	175,667	0.0
27,953		Cathay General Bancorp.	1,075,072	0.1
8,152		CBTX, Inc.	238,446	0.0
11,378		Central Pacific Financial Corp.	235,411	0.0
90,983	(1)	Chimera Investment Corp.	474,931	0.1
6,917		Citizens & Northern Corp.	167,253	0.0
6,039		City Holding Co.	535,599	0.1
7,057		Civista Bancshares, Inc.	146,503	0.0
36,093	(1)	Claros Mortgage Trust, Inc.	423,732	0.1
7,382		CNB Financial Corp.	173,994	0.0
43,747		CNO Financial Group, Inc.	786,134	0.1
4,295	(2)	Coastal Financial Corp./WA	170,683	0.0
9,623		Cohen & Steers, Inc.	602,688	0.1
30,304	(1)	Columbia Banking System, Inc.	875,483	0.1
14,950	(1),(2)	Columbia Financial, Inc.	315,893	0.0
20,389		Community Bank System, Inc.	1,224,971	0.2
6,136		Community Trust Bancorp, Inc.	248,815	0.0
23,572	(3)	Compass Diversified Holdings	425,710	0.1
15,690		ConnectOne Bancorp, Inc.	361,811	0.0
5,513	(1),(2)	Consumer Portfolio Services, Inc.	40,080	0.0
9,840		Cowen, Inc.	380,218	0.1
19,918	(2)	CrossFirst Bankshares, Inc.	259,930	0.0
7,629		Curo Group Holdings Corp.	30,592	0.0
11,856	(1),(2)	Customers Bancorp, Inc.	349,515	0.0
50,108		CVB Financial Corp.	1,268,735	0.2
1,288		Diamond Hill Investment Group, Inc.	212,520	0.0
13,513	(1)	Dime Community Bancshares, Inc.	395,661	0.1
10,960	(2)	Donnelley Financial Solutions, Inc.	405,191	0.1
14,467		Dynex Capital, Inc.	168,541	0.0
12,402		Eagle Bancorp, Inc.	555,858	0.1
61,641		Eastern Bankshares, Inc.	1,210,629	0.1
10,123	(2)	eHealth, Inc.	39,581	0.0
20,781	(1)	Ellington Financial, Inc.	236,280	0.0
11,017		Employers Holdings, Inc.	379,976	0.1
10,827	(1)	Enact Holdings, Inc.	240,035	0.0
9,186	(1),(2)	Encore Capital Group, Inc.	417,779	0.1
12,397	(2)	Enova International, Inc.	362,860	0.1
4,414	(2)	Enstar Group Ltd.	748,570	0.1
3,096		Enterprise Bancorp, Inc./MA	92,601	0.0
14,200		Enterprise Financial Services Corp.	625,368	0.1
6,314		Equity Bancshares, Inc.	187,084	0.0
2,457		Esquire Financial Holdings, Inc.	92,260	0.0
40,441		Essent Group Ltd.	1,410,178	0.2
20,146	(2)	Ezcorp, Inc.	155,326	0.0
4,495	(1)	Farmers & Merchants Bancorp, Inc./Archbold OH	120,781	0.0
14,176		Farmers National Banc Corp.	185,564	0.0
13,687		FB Financial Corp.	522,980	0.1
3,758		Federal Agricultural Mortgage Corp.	372,568	0.1
33,572		Federated Hermes, Inc.	1,111,905	0.1
6,838		Financial Institutions, Inc.	164,591	0.0
5,192		First Bancorp, Inc./The	143,040	0.0
75,813		First BanCorp. Puerto Rico	1,037,122	0.1
13,663		First BanCorp. Southern Pines NC	499,793	0.1
8,511		First Bancshares, Inc./The	254,224	0.0
8,021		First Bank/Hamilton NJ	109,647	0.0
20,884		First Busey Corp.	459,030	0.1
36,920		First Commonwealth Financial Corp.	474,053	0.1
8,281		First Community Bancshares, Inc.	265,240	0.0
36,289		First Financial Bancorp.	764,972	0.1
49,600	(1)	First Financial Bankshares, Inc.	2,074,768	0.2
4,004		First Financial Corp.	180,941	0.0
18,548		First Foundation, Inc.	336,461	0.0
4,232		First Internet Bancorp	143,296	0.0
34,784		First Interstate Bancsystem, Inc.	1,403,534	0.2
22,018		First Merchants Corp.	851,656	0.1
7,999		First Mid Bancshares, Inc.	255,728	0.0
10,248		First of Long Island Corp.	176,676	0.0
14,760		FirstCash Holdings, Inc.	1,082,646	0.1
4,444		Five Star Bancorp	126,032	0.0
20,517		Flagstar Bancorp, Inc.	685,268	0.1
11,330		Flushing Financial Corp.	219,462	0.0
22,417	(2)	Focus Financial Partners, Inc.	706,360	0.1
33,376	(1)	Franklin BSP Realty Trust, Inc.	359,460	0.0
60,280		Fulton Financial Corp.	952,424	0.1
17,583	(1)	GCM Grosvenor, Inc.	138,730	0.0
190,981	(2)	Genworth Financial, Inc.	668,433	0.1
11,002		German American Bancorp, Inc.	392,881	0.1
42,190		Glacier Bancorp., Inc.	2,072,795	0.2
7,436	(2)	Goosehead Insurance, Inc.	265,019	0.0
24,866		Granite Point Mortgage Trust, Inc.	160,137	0.0
4,101		Great Southern Bancorp., Inc.	234,044	0.0
18,791	(2)	Green Dot Corp.	356,653	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

1,363		Greene County Bancorp, Inc.	78,059	0.0
13,370		Hamilton Lane, Inc.	796,986	0.1
32,872		Hancock Whitney Corp.	1,505,866	0.2
13,103		Hanmi Financial Corp.	310,279	0.0
32,792		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	981,465	0.1
18,927		HarborOne Bancorp, Inc.	254,000	0.0
2,590	(1)	HCI Group, Inc.	101,528	0.0
15,941		Heartland Financial USA, Inc.	691,202	0.1
26,054		Heritage Commerce Corp.	295,452	0.0
14,654		Heritage Financial Corp.	387,891	0.1
23,363		Hilltop Holdings, Inc.	580,571	0.1
668		Hingham Institution for Savings	167,741	0.0
6,083	(2)	Hippo Holdings, Inc.	112,711	0.0
3,848		Home Bancorp, Inc.	150,034	0.0
69,026		Home Bancshares, Inc./Conway AR	1,553,775	0.2
7,420		HomeStreet, Inc.	213,770	0.0
6,557		HomeTrust Bancshares, Inc.	144,910	0.0
45,056		Hope Bancorp, Inc.	569,508	0.1
16,167		Horace Mann Educators Corp.	570,533	0.1
17,767		Horizon Bancorp, Inc.	319,095	0.0
19,416		Houlihan Lokey, Inc.	1,463,578	0.2
17,802		Independent Bank Corp.	1,326,783	0.2
2,180		Independent Bank Corp. Michigan	41,638	0.0
14,285		Independent Bank Group, Inc.	876,956	0.1
20,857		International Bancshares Corp.	886,422	0.1
12,845	(1)	Invesco Mortgage Capital, Inc.	142,579	0.0
28,769		Jackson Financial, Inc.	798,340	0.1
14,240		James River Group Holdings Ltd.	324,814	0.0
3,905		John Marshall Bancorp, Inc.	95,907	0.0
27,774		Kearny Financial Corp./MD	294,960	0.0
8,350		Kinsale Capital Group, Inc.	2,132,757	0.3
20,280		KKR Real Estate Finance Trust, Inc.	329,550	0.0
47,644		Ladder Capital Corp.	426,890	0.1
24,077		Lakeland Bancorp, Inc.	385,473	0.1
9,632		Lakeland Financial Corp.	701,306	0.1
18,176	(1),(2)	Lemonade, Inc.	384,968	0.1
38,625	(2)	LendingClub Corp.	426,806	0.1
4,066	(2)	LendingTree, Inc.	97,015	0.0
12,430	(1)	Live Oak Bancshares, Inc.	380,358	0.1
5,498		Manning & Napier, Inc.	67,460	0.0
19,146	(2)	MBIA, Inc.	176,143	0.0
6,981		Mercantile Bank Corp.	207,406	0.0
6,870		Merchants Bancorp/IN	158,491	0.0
10,176		Mercury General Corp.	289,202	0.0
8,757		Metrocity Bankshares, Inc.	171,987	0.0
4,000	(2)	Metropolitan Bank Holding Corp.	257,440	0.0
42,103		MFA Financial, Inc.	327,561	0.0
5,886		Mid Penn Bancorp, Inc.	169,105	0.0
8,412		Midland States Bancorp, Inc.	198,271	0.0
6,374		MidWestOne Financial Group, Inc.	173,946	0.0
24,028		Moelis & Co.	812,387	0.1
54,501	(2)	Moneylion, Inc.	48,648	0.0
26,529	(2)	Mr Cooper Group, Inc.	1,074,424	0.1
4,354		MVB Financial Corp.	121,172	0.0
11,980		National Bank Holdings Corp.	443,140	0.1
908		National Western Life Group, Inc.	155,086	0.0
43,490		Navient Corp.	638,868	0.1
16,951		NBT Bancorp., Inc.	643,290	0.1
5,706		Nelnet, Inc.	451,858	0.1
10,561	(2)	NerdWallet, Inc.	93,676	0.0
156,767		New York Mortgage Trust, Inc.	366,835	0.1
4,910	(1),(2)	Nicolet Bankshares, Inc.	345,860	0.0
33,346	(2)	NMI Holdings, Inc.	679,258	0.1
20,879		Northfield Bancorp, Inc.	298,778	0.0
44,952		Northwest Bancshares, Inc.	607,302	0.1
22,992		OceanFirst Financial Corp.	428,571	0.1
19,332		OFG Bancorp	485,813	0.1
111,937		Old National Bancorp.	1,843,602	0.2
16,480		Old Second Bancorp, Inc.	215,064	0.0
41,148	(2)	Open Lending Corp.	330,830	0.0
8,977	(2)	Oportun Financial Corp.	39,229	0.0
3,405		Oppenheimer Holdings, Inc.	105,487	0.0
13,755	(1)	Orchid Island Capital, Inc.	112,791	0.0
9,327		Origin Bancorp, Inc.	358,810	0.0
47,383	(2)	Oscar Health, Inc.	236,441	0.0
36,380		Pacific Premier Bancorp, Inc.	1,126,325	0.1
9,465	(2)	Palomar Holdings, Inc.	792,410	0.1
5,848	(1)	Park National Corp.	727,959	0.1
11,351		Pathward Financial, Inc.	374,129	0.1
7,679		Peapack-Gladstone Financial Corp.	258,398	0.0
11,413		PennyMac Financial Services, Inc.	489,618	0.1
39,347	(1)	Pennymac Mortgage Investment Trust	463,508	0.1
10,579		Peoples Bancorp., Inc.	306,050	0.0
3,165		Peoples Financial Services Corp.	148,249	0.0
15,201		Perella Weinberg Partners	96,222	0.0
6,677		Piper Sandler Cos	699,349	0.1
9,341		PJT Partners, Inc.	624,166	0.1
15,182	(2)	PRA Group, Inc.	498,881	0.1
5,835		Preferred Bank/Los Angeles CA	380,617	0.1
14,643		Premier Financial Corp.	376,325	0.1
11,003		Primis Financial Corp.	133,466	0.0
21,155		ProAssurance Corp.	412,734	0.1
4,835	(2)	Professional Holding Corp.	125,420	0.0
20,612	(2)	PROG Holdings, Inc.	308,768	0.0
30,408		Provident Financial Services, Inc.	592,956	0.1
6,195		QCR Holdings, Inc.	315,573	0.0
66,216		Radian Group, Inc.	1,277,307	0.2
27,316		Ready Capital Corp.	276,984	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

46,078		Redwood Trust, Inc.	264,488	0.0
3,249		Regional Management Corp.	91,102	0.0
21,480		Renasant Corp.	671,894	0.1
4,125		Republic Bancorp., Inc.	157,988	0.0
17,551	(2)	Republic First Bancorp, Inc.	49,669	0.0
14,989		RLI Corp.	1,534,574	0.2
15,976		S&T Bancorp, Inc.	468,257	0.1
5,732		Safety Insurance Group, Inc.	467,502	0.1
17,973		Sandy Spring Bancorp, Inc.	633,728	0.1
8,933	(1)	Sculptor Capital Management, Inc.	78,968	0.0
22,555		Seacoast Banking Corp. of Florida	681,838	0.1
22,985		Selective Insurance Group	1,870,979	0.2
54,098	(2)	Selectquote, Inc.	39,492	0.0
19,291		ServisFirst Bancshares, Inc.	1,543,280	0.2
5,755		Sierra Bancorp.	113,661	0.0
12,011	(2)	Silvergate Capital Corp.	905,029	0.1
47,909		Simmons First National Corp.	1,043,937	0.1
40,064	(2)	SiriusPoint Ltd.	198,317	0.0
6,906		SmartFinancial, Inc.	170,647	0.0
3,593	(2)	Southern First Bancshares, Inc.	149,684	0.0
3,753		Southern Missouri Bancorp, Inc.	191,516	0.0
12,654		Southside Bancshares, Inc.	447,445	0.1
28,668		SouthState Corp.	2,268,212	0.3
19,922		StepStone Group, Inc.	488,288	0.1
10,117		Stewart Information Services Corp.	441,506	0.1
10,828	(1)	Stock Yards Bancorp, Inc.	736,412	0.1
6,655	(2)	StoneX Group, Inc.	551,966	0.1
19,349	(2)	Texas Capital Bancshares, Inc.	1,142,171	0.1
4,180	(2)	Third Coast Bancshares, Inc.	71,520	0.0
10,141		Tiptree Financial, Inc.	109,117	0.0
6,019		Tompkins Financial Corp.	437,100	0.1
26,173		TowneBank/Portsmouth VA	702,222	0.1
28,143		TPG RE Finance Trust, Inc.	197,001	0.0
12,268		Trico Bancshares	547,766	0.1
9,241	(2)	Triumph Bancorp, Inc.	502,248	0.1
14,885	(1),(2)	Trupanion, Inc.	884,616	0.1
8,838		TrustCo Bank Corp. NY	277,690	0.0
23,855		Trustmark Corp.	730,679	0.1
128,473	(1)	Two Harbors Investment Corp.	426,530	0.1
16,701		UMB Financial Corp.	1,407,727	0.2
50,621		United Bankshares, Inc.	1,809,701	0.2
40,380		United Community Banks, Inc./GA	1,336,578	0.2
8,670		United Fire Group, Inc.	249,089	0.0
11,265		Universal Insurance Holdings, Inc.	110,960	0.0
12,489		Univest Financial Corp.	293,242	0.0
157,803		Valley National Bancorp	1,704,272	0.2
19,941		Veritex Holdings, Inc.	530,231	0.1
6,059		Victory Capital Holdings, Inc.	141,235	0.0
2,786		Virtus Investment Partners, Inc.	444,423	0.1
11,734		Walker & Dunlop, Inc.	982,488	0.1
25,215		Washington Federal, Inc.	755,946	0.1
7,075		Washington Trust Bancorp, Inc.	328,846	0.0
8,365		Waterstone Financial, Inc.	135,178	0.0
22,805		WesBanco, Inc.	761,003	0.1
7,554		West BanCorp, Inc.	157,199	0.0
10,415		Westamerica Bancorp.	544,600	0.1
55,231	(1)	WisdomTree Investments, Inc.	258,481	0.0
1,604	(1),(2)	World Acceptance Corp.	155,299	0.0
25,293		WSFS Financial Corp.	1,175,117	0.1
			144,744,277	16.9

		Health Care: 18.5%
69,065	(2)	1Life Healthcare, Inc.	1,184,465	0.2
98,074	(1),(2)	23andMe Holding Co.	280,492	0.0
15,019	(2)	2seventy bio, Inc.	218,526	0.0
11,710	(2)	4D Molecular Therapeutics, Inc.	94,148	0.0
5,355	(2)	Aadi Bioscience, Inc.	75,666	0.0
79,447	(2)	AbCellera Biologics, Inc.	785,731	0.1
20,105	(2)	Absci Corp.	62,929	0.0
46,015	(2)	Acadia Pharmaceuticals, Inc.	752,805	0.1
24,798	(1),(2)	Accolade, Inc.	283,193	0.0
24,646	(1),(2)	Aclaris Therapeutics, Inc.	387,928	0.1
27,808	(2)	AdaptHealth Corp.	522,234	0.1
43,121	(1),(2)	Adaptive Biotechnologies Corp.	307,022	0.0
6,000	(2)	Addus HomeCare Corp.	571,440	0.1
10,741	(2)	Adicet Bio, Inc.	152,737	0.0
71,313	(1),(2)	ADMA Biologics, Inc.	173,291	0.0
18,732	(2)	Aerie Pharmaceuticals, Inc.	283,415	0.0
3,773	(1),(2)	Aerovate Therapeutics, Inc.	62,556	0.0
59,093	(2)	Affimed NV	121,732	0.0
108,731	(2)	Agenus, Inc.	222,899	0.0
11,000	(1),(2)	Agiliti, Inc.	157,410	0.0
21,634	(2)	Agios Pharmaceuticals, Inc.	611,810	0.1
10,947	(1),(2)	Akero Therapeutics, Inc.	372,745	0.1
6,383	(2)	Akoya Biosciences, Inc.	75,000	0.0
6,772	(1),(2)	Albireo Pharma, Inc.	131,106	0.0
24,437	(2)	Alector, Inc.	231,174	0.0
32,640	(2)	Alignment Healthcare, Inc.	386,458	0.1
62,678	(2)	Alkermes PLC	1,399,600	0.2
31,068	(1),(2)	Allogene Therapeutics, Inc.	335,534	0.1
12,846	(2)	Allovir, Inc.	101,355	0.0
43,723	(2)	Allscripts Healthcare Solutions, Inc.	665,901	0.1
28,352	(1),(2)	Alphatec Holdings, Inc.	247,796	0.0
6,246	(1),(2)	Alpine Immune Sciences, Inc.	44,971	0.0
8,931	(2)	ALX Oncology Holdings, Inc.	85,470	0.0
90,263	(2)	American Well Corp.	324,044	0.1
105,815	(2)	Amicus Therapeutics, Inc.	1,104,709	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

16,961	(2)	AMN Healthcare Services, Inc.	1,797,188	0.2
41,827	(2)	Amneal Pharmaceuticals, Inc.	84,491	0.0
14,911	(2)	Amphastar Pharmaceuticals, Inc.	418,999	0.1
13,535	(2)	Amylyx Pharmaceuticals, Inc.	381,010	0.1
8,281	(1),(2)	AnaptysBio, Inc.	211,248	0.0
26,383	(1),(2)	Anavex Life Sciences Corp.	272,273	0.0
14,559	(2)	Angiodynamics, Inc.	297,877	0.0
5,019	(1),(2)	ANI Pharmaceuticals, Inc.	161,311	0.0
5,737	(2)	Anika Therapeutics, Inc.	136,541	0.0
35,924	(2)	Apellis Pharmaceuticals, Inc.	2,453,609	0.3
14,944	(1),(2)	Apollo Medical Holdings, Inc.	582,816	0.1
42,208	(2)	Arbutus Biopharma Corp.	80,617	0.0
11,381	(2)	Arcellx, Inc.	213,621	0.0
8,848	(1),(2)	Arcturus Therapeutics Holdings, Inc.	131,127	0.0
19,836	(2)	Arcus Biosciences, Inc.	518,910	0.1
15,496	(1),(2)	Arcutis Biotherapeutics, Inc.	296,129	0.0
39,586	(2)	Arrowhead Pharmaceuticals, Inc.	1,308,317	0.2
15,253	(1),(2)	Artivion, Inc.	211,102	0.0
18,650	(1),(2)	Arvinas, Inc.	829,738	0.1
35,436	(2)	Atara Biotherapeutics, Inc.	133,948	0.0
30,457	(1),(2)	Atea Pharmaceuticals, Inc.	173,300	0.0
12,560	(2)	Athira Pharma, Inc.	37,303	0.0
34,670	(2)	ATI Physical Therapy, Inc.	34,670	0.0
17,464	(2)	AtriCure, Inc.	682,842	0.1
537		Atrion Corp.	303,405	0.0
7,004	(2)	Aura Biosciences, Inc.	126,912	0.0
52,480	(2)	Aurinia Pharmaceuticals, Inc.	394,650	0.1
18,184	(2)	Avanos Medical, Inc.	396,048	0.1
17,875	(2)	Aveanna Healthcare Holdings, Inc.	26,813	0.0
23,552	(1),(2)	Avid Bioservices, Inc.	450,314	0.1
19,636	(2)	Avidity Biosciences, Inc.	320,656	0.0
16,108	(2)	AxoGen, Inc.	192,007	0.0
18,609	(2)	Axonics, Inc.	1,310,818	0.2
11,389	(1),(2)	Axsome Therapeutics, Inc.	508,177	0.1
24,336	(1),(2)	Beam Therapeutics, Inc.	1,159,367	0.1
21,087	(2)	Berkeley Lights, Inc.	60,309	0.0
71,681	(1),(2)	BioCryst Pharmaceuticals, Inc.	903,181	0.1
24,252	(2)	Biohaven Pharmaceutical Holding Co. Ltd.	3,666,175	0.4
13,035	(2)	BioLife Solutions, Inc.	296,546	0.0
114,621	(1),(2)	Bionano Genomics, Inc.	209,756	0.0
10,999	(2)	Bioventus, Inc.	76,993	0.0
7,992	(1),(2)	Bioxcel Therapeutics, Inc.	94,465	0.0
30,296	(1),(2)	Bluebird Bio, Inc.	191,774	0.0
23,031	(2)	Blueprint Medicines Corp.	1,517,513	0.2
41,578	(1),(2)	Bridgebio Pharma, Inc.	413,285	0.1
72,297	(2)	Brookdale Senior Living, Inc.	308,708	0.0
51,340	(1),(2)	Butterfly Network, Inc.	241,298	0.0
16,458	(2)	C4 Therapeutics, Inc.	144,337	0.0
62,689	(2)	Cano Health, Inc.	543,514	0.1
18,043	(1),(2)	Cara Therapeutics, Inc.	168,882	0.0
15,485	(2)	Cardiovascular Systems, Inc.	214,622	0.0
19,521	(2)	CareDx, Inc.	332,247	0.1
24,328	(2)	CareMax, Inc.	172,486	0.0
21,530	(2)	Caribou Biosciences, Inc.	227,142	0.0
14,858	(1),(2)	Cassava Sciences, Inc.	621,362	0.1
9,364	(2)	Castle Biosciences, Inc.	244,213	0.0
37,451	(2)	Catalyst Pharmaceuticals, Inc.	480,496	0.1
17,630	(1),(2)	Celldex Therapeutics, Inc.	495,579	0.1
25,628	(2)	Celularity, Inc.	59,201	0.0
8,962	(2)	Century Therapeutics, Inc.	88,634	0.0
20,972	(1),(2)	Cerevel Therapeutics Holdings, Inc.	592,669	0.1
69,019	(2)	Cerus Corp.	248,468	0.0
24,252	(2)	ChemoCentryx, Inc.	1,252,858	0.2
34,598	(2)	Chimerix, Inc.	66,774	0.0
18,729	(2)	Chinook Therapeutics, Inc.	368,212	0.1
7,690	(2)	CinCor Pharma, Inc.	252,386	0.0
150,588	(2)	Clover Health Investments Corp.	256,000	0.0
24,125	(2)	Codexis, Inc.	146,198	0.0
24,451	(2)	Cogent Biosciences, Inc.	364,809	0.1
29,171	(1),(2)	Coherus Biosciences, Inc.	280,333	0.0
13,299	(2)	Collegium Pharmaceutical, Inc.	213,050	0.0
51,605	(2)	Community Health Systems, Inc.	110,951	0.0
6,092	(2)	Computer Programs & Systems, Inc.	169,845	0.0
10,966	(1)	Conmed Corp.	879,144	0.1
5,927	(2)	Convey Health Solutions Holdings, Inc.	62,293	0.0
33,019	(2)	Corcept Therapeutics, Inc.	846,607	0.1
3,517	(2)	Corvel Corp.	486,858	0.1
40,250	(2)	Covetrus, Inc.	840,420	0.1
20,606	(1),(2)	Crinetics Pharmaceuticals, Inc.	404,702	0.1
14,190	(2)	Cross Country Healthcare, Inc.	402,570	0.1
16,998	(2)	CryoPort, Inc.	414,071	0.1
38,574	(2)	CTI BioPharma Corp.	224,501	0.0
44,111	(2)	Cue Health, Inc.	132,774	0.0
12,281	(2)	Cullinan Oncology, Inc.	157,442	0.0
6,417	(1),(2)	Cutera, Inc.	292,615	0.0
44,063	(2)	Cytek Biosciences, Inc.	648,607	0.1
31,625	(1),(2)	Cytokinetics, Inc.	1,532,231	0.2
10,513	(1),(2)	Day One Biopharmaceuticals, Inc.	210,575	0.0
17,305	(2)	Deciphera Pharmaceuticals, Inc.	320,143	0.0
37,640	(2)	Denali Therapeutics, Inc.	1,155,172	0.1
13,162	(1),(2)	Design Therapeutics, Inc.	220,069	0.0
11,219	(1),(2)	DICE Therapeutics, Inc.	227,521	0.0
31,516	(2)	DocGo, Inc.	312,639	0.0
45,693	(1),(2)	Dynavax Technologies Corp.	477,035	0.1
12,695	(2)	Dyne Therapeutics, Inc.	161,227	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

4,142	(2)	Eagle Pharmaceuticals, Inc./DE	109,432	0.0
11,881	(2)	Edgewise Therapeutics, Inc.	116,909	0.0
26,626	(2)	Editas Medicine, Inc.	325,902	0.1
16,112	(2)	Eiger BioPharmaceuticals, Inc.	121,323	0.0
22,334		Embecta Corp.	642,996	0.1
19,305	(2)	Emergent Biosolutions, Inc.	405,212	0.1
7,561	(2)	Enanta Pharmaceuticals, Inc.	392,189	0.1
20,787		Ensign Group, Inc.	1,652,567	0.2
76,840	(1),(2)	EQRx, Inc.	380,358	0.1
26,124	(1),(2)	Erasca, Inc.	203,767	0.0
26,529	(1),(2)	Esperion Therapeutics, Inc.	177,744	0.0
31,543	(2)	Evolent Health, Inc.	1,133,340	0.1
13,449	(2)	Evolus, Inc.	108,264	0.0
10,258	(2)	EyePoint Pharmaceuticals, Inc.	81,141	0.0
31,961	(1),(2)	Fate Therapeutics, Inc.	716,246	0.1
33,793	(2)	FibroGen, Inc.	439,647	0.1
49,138	(1),(2)	Figs, Inc.	405,389	0.1
7,906	(2)	Foghorn Therapeutics, Inc.	67,833	0.0
13,858	(2)	Forma Therapeutics Holdings, Inc.	276,467	0.0
13,413	(2)	Fulcrum Therapeutics, Inc.	108,511	0.0
8,207	(1),(2)	Fulgent Genetics, Inc.	312,851	0.0
20,075	(2)	Generation Bio Co.	106,598	0.0
138,799	(2)	Geron Corp.	324,790	0.1
17,636	(2)	Glaukos Corp.	938,941	0.1
24,727	(2)	Global Blood Therapeutics, Inc.	1,683,909	0.2
24,100	(2)	Gossamer Bio, Inc.	288,718	0.0
29,298	(2)	GreenLight Biosciences Holdings PBC	67,971	0.0
19,525	(2)	Haemonetics Corp.	1,445,436	0.2
51,815	(1),(2)	Halozyme Therapeutics, Inc.	2,048,765	0.3
15,171	(2)	Hanger, Inc.	284,001	0.0
10,159	(1),(2)	Harmony Biosciences Holdings, Inc.	449,942	0.1
21,607	(1),(2)	Health Catalyst, Inc.	209,588	0.0
31,893	(2)	HealthEquity, Inc.	2,142,253	0.3
9,985	(2)	HealthStream, Inc.	212,281	0.0
39,426	(2)	Heron Therapeutics, Inc.	166,378	0.0
3,715	(1),(2)	Heska Corp.	270,898	0.0
6,196	(2)	HilleVax, Inc.	105,890	0.0
46,728	(1),(2)	Hims & Hers Health, Inc.	260,742	0.0
9,110	(2)	Icosavax, Inc.	28,788	0.0
14,686	(2)	Ideaya Biosciences, Inc.	219,115	0.0
4,378	(2)	IGM Biosciences, Inc.	99,556	0.0
10,617	(1),(2)	Imago Biosciences, Inc.	159,786	0.0
31,416	(1),(2)	ImmunityBio, Inc.	156,138	0.0
83,347	(2)	Immunogen, Inc.	398,399	0.1
15,417	(2)	Immunovant, Inc.	86,027	0.0
18,406	(1),(2)	Inari Medical, Inc.	1,337,012	0.2
11,773	(1),(2)	Inhibrx, Inc.	211,325	0.0
7,077	(2)	Innovage Holding Corp.	41,613	0.0
24,238	(2)	Innoviva, Inc.	281,403	0.0
8,820	(2)	Inogen, Inc.	214,150	0.0
6,895	(1),(2)	Inotiv, Inc.	116,181	0.0
93,170	(2)	Inovio Pharmaceuticals, Inc.	160,718	0.0
45,792	(1),(2)	Insmed, Inc.	986,360	0.1
10,722	(2)	Inspire Medical Systems, Inc.	1,901,761	0.2
28,159	(2)	Instil Bio, Inc.	136,290	0.0
12,776	(2)	Integer Holdings Corp.	795,050	0.1
28,844	(2)	Intellia Therapeutics, Inc.	1,614,110	0.2
10,021	(1),(2)	Intercept Pharmaceuticals, Inc.	139,793	0.0
35,213	(2)	Intra-Cellular Therapies, Inc.	1,638,461	0.2
91,234	(1),(2)	Invitae Corp.	224,436	0.0
19,953	(2)	Invivyd, Inc.	62,453	0.0
58,146	(2)	Iovance Biotherapeutics, Inc.	557,039	0.1
2,596		iRadimed Corp.	78,036	0.0
11,475	(2)	iRhythm Technologies, Inc.	1,437,588	0.2
51,264	(1),(2)	Ironwood Pharmaceuticals, Inc.	531,095	0.1
9,198	(2)	iTeos Therapeutics, Inc.	175,222	0.0
45,805	(2)	IVERIC bio, Inc.	821,742	0.1
7,246	(2)	Janux Therapeutics, Inc.	98,111	0.0
5,645	(2)	Joint Corp./The	88,683	0.0
16,507	(2)	Jounce Therapeutics, Inc.	38,626	0.0
9,826	(2)	KalVista Pharmaceuticals, Inc.	142,575	0.0
11,394	(2)	Karuna Therapeutics, Inc.	2,562,852	0.3
28,866	(2)	Karyopharm Therapeutics, Inc.	157,608	0.0
6,774	(2)	Keros Therapeutics, Inc.	254,838	0.0
19,853	(2)	Kezar Life Sciences, Inc.	170,934	0.0
13,278	(1),(2)	Kiniksa Pharmaceuticals Ltd.	170,490	0.0
12,075	(2)	Kinnate Biopharma, Inc.	144,296	0.0
13,226	(2)	Kodiak Sciences, Inc.	102,369	0.0
15,094	(1),(2)	Kronos Bio, Inc.	50,565	0.0
8,047	(1),(2)	Krystal Biotech, Inc.	560,876	0.1
24,683	(1),(2)	Kura Oncology, Inc.	337,170	0.1
14,734	(1),(2)	Kymera Therapeutics, Inc.	320,759	0.0
26,236	(2)	Lantheus Holdings, Inc.	1,845,178	0.2
7,630	(1)	LeMaitre Vascular, Inc.	386,688	0.1
32,681	(2)	Lexicon Pharmaceuticals, Inc.	78,434	0.0
11,380	(2)	LHC Group, Inc.	1,862,451	0.2
28,423	(2)	LifeStance Health Group, Inc.	188,160	0.0
5,787	(2)	Ligand Pharmaceuticals, Inc.	498,319	0.1
18,563	(1),(2)	Liquidia Corp.	100,983	0.0
20,655	(2)	LivaNova PLC	1,048,654	0.1
67,441	(1),(2)	Lyell Immunopharma, Inc.	494,343	0.1
23,564	(2)	MacroGenics, Inc.	81,531	0.0
4,990	(1),(2)	Madrigal Pharmaceuticals, Inc.	324,300	0.1
96,451	(1),(2)	MannKind Corp.	298,034	0.0
34,398	(2)	MaxCyte, Inc.	223,587	0.0
10,470	(1),(2)	Medpace Holdings, Inc.	1,645,570	0.2
11,938	(2)	MeiraGTx Holdings plc	100,399	0.0
16,493	(2)	Meridian Bioscience, Inc.	520,024	0.1
20,853	(2)	Merit Medical Systems, Inc.	1,178,403	0.1
35,184	(2)	Mersana Therapeutics, Inc.	237,844	0.0
1,955		Mesa Laboratories, Inc.	275,323	0.0
43,769	(2)	MiMedx Group, Inc.	125,617	0.0
6,988	(1),(2)	Mirum Pharmaceuticals, Inc.	146,818	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

4,870	(2)	ModivCare, Inc.	485,442	0.1
11,963	(1),(2)	Monte Rosa Therapeutics, Inc.	97,738	0.0
10,057	(2)	Morphic Holding, Inc.	284,613	0.0
147,614	(1),(2)	Multiplan Corp.	422,176	0.1
30,285	(2)	Myriad Genetics, Inc.	577,838	0.1
18,030	(2)	NanoString Technologies, Inc.	230,243	0.0
17,607	(1),(2)	Nano-X Imaging Ltd.	201,952	0.0
4,919		National Healthcare Corp.	311,569	0.0
5,788		National Research Corp.	230,362	0.0
20,754	(2)	Nautilus Biotechnology, Inc.	43,998	0.0
71,483	(1),(2)	Nektar Therapeutics	228,746	0.0
40,981	(2)	Neogen Corp.	572,505	0.1
47,782	(2)	NeoGenomics, Inc.	411,403	0.1
13,318	(2)	Nevro Corp.	620,619	0.1
21,924	(2)	NextGen Healthcare, Inc.	388,055	0.1
15,576	(2)	NGM Biopharmaceuticals, Inc.	203,734	0.0
12,839	(2)	Nkarta, Inc.	168,961	0.0
18,031	(1),(2)	Nurix Therapeutics, Inc.	234,944	0.0
14,920	(2)	Nutex Health, Inc.	22,380	0.0
6,781	(2)	Nuvalent, Inc.	131,823	0.0
20,262	(2)	NuVasive, Inc.	887,678	0.1
46,169	(2)	Nuvation Bio, Inc.	103,419	0.0
80,752	(2)	Ocugen, Inc.	143,739	0.0
29,930	(2)	Ocular Therapeutix, Inc.	124,210	0.0
16,836	(2)	Omnicell, Inc.	1,465,237	0.2
13,781	(2)	Oncology Institute, Inc./The	63,806	0.0
156,761	(1),(2)	Opko Health, Inc.	296,278	0.0
6,998	(2)	OptimizeRx Corp.	103,710	0.0
59,632	(2)	Option Care Health, Inc.	1,876,619	0.2
28,304	(2)	OraSure Technologies, Inc.	107,272	0.0
29,319	(1),(2)	Organogenesis Holdings, Inc.	94,994	0.0
7,691	(2)	Orthofix Medical, Inc.	146,975	0.0
5,815	(2)	OrthoPediatrics Corp.	268,304	0.0
46,993	(1),(2)	Outlook Therapeutics, Inc.	57,331	0.0
18,414	(1),(2)	Outset Medical, Inc.	293,335	0.0
28,162		Owens & Minor, Inc.	678,704	0.1
86,587	(1),(2)	Pacific Biosciences of California, Inc.	502,638	0.1
17,190	(1),(2)	Pacira BioSciences, Inc.	914,336	0.1
17,918	(1),(2)	Paragon 28, Inc.	319,299	0.0
13,329	(2)	Pardes Biosciences, Inc.	24,659	0.0
33,825		Patterson Cos., Inc.	812,477	0.1
28,358	(1),(2)	Pear Therapeutics, Inc.	57,850	0.0
31,928	(1),(2)	Pediatrix Medical Group, Inc.	527,131	0.1
10,171	(2)	Pennant Group, Inc./The	105,880	0.0
11,074	(1),(2)	PetIQ, Inc.	76,411	0.0
8,972	(2)	Phathom Pharmaceuticals, Inc.	99,410	0.0
8,400		Phibro Animal Health Corp.	111,636	0.0
18,990	(2)	Phreesia, Inc.	483,865	0.1
14,725	(1),(2)	PMV Pharmaceuticals, Inc.	175,228	0.0
29,510	(2)	Point Biopharma Global, Inc.	228,112	0.0
41,308	(2)	Precigen, Inc.	87,573	0.0
19,151	(2)	Prestige Consumer Healthcare, Inc.	954,294	0.1
17,006	(2)	Privia Health Group, Inc.	579,224	0.1
9,992	(2)	PROCEPT BioRobotics Corp.	414,268	0.1
28,557	(2)	Progyny, Inc.	1,058,322	0.1
11,717	(2)	Prometheus Biosciences, Inc.	691,420	0.1
18,954	(2)	Protagonist Therapeutics, Inc.	159,782	0.0
13,795	(2)	Prothena Corp. PLC	836,391	0.1
24,520	(2)	Provention Bio, Inc.	110,340	0.0
26,998	(2)	PTC Therapeutics, Inc.	1,355,300	0.2
13,247	(2)	Pulmonx Corp.	220,695	0.0
12,465	(2)	Quanterix Corp.	137,364	0.0
34,715	(2)	Quantum-Si, Inc.	95,466	0.0
56,925	(2)	R1 RCM, Inc.	1,054,820	0.1
19,242	(2)	RadNet, Inc.	391,575	0.1
6,754	(1),(2)	Rallybio Corp.	97,730	0.0
9,924	(1),(2)	RAPT Therapeutics, Inc.	238,771	0.0
10,625	(1),(2)	Reata Pharmaceuticals, Inc.	267,006	0.0
52,605	(1),(2)	Recursion Pharmaceuticals, Inc.	559,717	0.1
15,496	(2)	REGENXBIO, Inc.	409,559	0.1
29,412	(1),(2)	Relay Therapeutics, Inc.	657,946	0.1
10,752	(2)	Relmada Therapeutics, Inc.	398,039	0.1
14,824	(2)	Replimune Group, Inc.	256,010	0.0
27,747	(2)	Revance Therapeutics, Inc.	749,169	0.1
28,173	(2)	REVOLUTION Medicines, Inc.	555,572	0.1
66,909	(2)	Rigel Pharmaceuticals, Inc.	78,953	0.0
16,863	(1),(2)	Rocket Pharmaceuticals, Inc.	269,133	0.0
8,877	(1),(2)	RxSight, Inc.	106,524	0.0
19,979	(2)	Sage Therapeutics, Inc.	782,378	0.1
33,854	(1),(2)	Sana Biotechnology, Inc.	203,124	0.0
49,518	(1),(2)	Sangamo Therapeutics, Inc.	242,638	0.0
20,719	(2)	Schrodinger, Inc./United States	517,561	0.1
23,786	(2)	Science 37 Holdings, Inc.	38,295	0.0
13,620	(2)	SeaSpine Holdings Corp.	77,362	0.0
19,611	(2)	Seer, Inc.	151,789	0.0
40,945		Select Medical Holdings Corp.	904,885	0.1
59,628	(2)	Sema4 Holdings Corp.	52,324	0.0
177,167	(1),(2)	Senseonics Holdings, Inc.	233,860	0.0
27,589	(2)	Seres Therapeutics, Inc.	177,121	0.0
112,357	(1),(2)	Sharecare, Inc.	213,478	0.0
13,672	(2)	Shockwave Medical, Inc.	3,801,773	0.5
13,731	(1),(2)	SI-BONE, Inc.	239,743	0.0
18,140		SIGA Technologies, Inc.	186,842	0.0
8,038	(2)	Sight Sciences, Inc.	51,041	0.0
13,348	(2)	Silk Road Medical, Inc.	600,660	0.1
6,171		Simulations Plus, Inc.	299,540	0.0
20,937	(1),(2)	Singular Genomics Systems, Inc.	52,343	0.0
55,479	(2)	SomaLogic, Inc.	160,889	0.0
150,244	(1),(2)	Sorrento Therapeutics, Inc.	235,883	0.0
13,472	(1),(2)	SpringWorks Therapeutics, Inc.	384,356	0.1
18,403	(1),(2)	Staar Surgical Co.	1,298,332	0.2
9,173	(1),(2)	Stoke Therapeutics, Inc.	117,781	0.0
18,825	(2)	Supernus Pharmaceuticals, Inc.	637,226	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

15,234	(2)	Surgery Partners, Inc.	356,476	0.1
5,607	(2)	SurModics, Inc.	170,453	0.0
19,958	(2)	Sutro Biopharma, Inc.	110,767	0.0
20,128	(1),(2)	Syndax Pharmaceuticals, Inc.	483,676	0.1
8,094	(2)	Tactile Systems Technology, Inc.	63,052	0.0
17,371	(2)	Tango Therapeutics, Inc.	62,883	0.0
7,544	(1),(2)	Tarsus Pharmaceuticals, Inc.	129,153	0.0
10,583	(2)	Tenaya Therapeutics, Inc.	30,691	0.0
52,071	(2)	TG Therapeutics, Inc.	308,260	0.0
25,949	(2)	Theravance Biopharma, Inc.	263,123	0.0
6,469	(2)	Theseus Pharmaceuticals, Inc.	37,520	0.0
11,609	(2)	TransMedics Group, Inc.	484,560	0.1
23,422	(2)	Travere Therapeutics, Inc.	577,118	0.1
12,883	(2)	Treace Medical Concepts, Inc.	284,328	0.0
12,978	(1),(2)	Tricida, Inc.	136,009	0.0
21,474	(1),(2)	Twist Bioscience Corp.	756,744	0.1
2,740	(2)	UFP Technologies, Inc.	235,202	0.0
4,979		US Physical Therapy, Inc.	378,504	0.1
1,134		Utah Medical Products, Inc.	96,742	0.0
21,489	(2)	Vanda Pharmaceuticals, Inc.	212,311	0.0
15,408	(1),(2)	Varex Imaging Corp.	325,725	0.1
46,333	(1),(2)	Vaxart, Inc.	101,006	0.0
20,617	(2)	Vaxcyte, Inc.	494,808	0.1
73,604	(2)	VBI Vaccines, Inc.	51,950	0.0
8,786	(2)	Ventyx Biosciences, Inc.	306,719	0.0
5,824	(2)	Vera Therapeutics, Inc.	124,109	0.0
27,466	(1),(2)	Veracyte, Inc.	455,936	0.1
18,075	(2)	Vericel Corp.	419,340	0.1
17,338	(1),(2)	Verve Therapeutics, Inc.	595,560	0.1
23,698	(2)	Vicarious Surgical, Inc.	79,388	0.0
59,058	(2)	ViewRay, Inc.	214,971	0.0
28,062	(2)	Vir Biotechnology, Inc.	541,035	0.1
10,420	(1),(2)	Viridian Therapeutics, Inc.	213,714	0.0
22,292	(1),(2)	Xencor, Inc.	579,146	0.1
51,431	(2)	Xeris Biopharma Holdings, Inc.	80,232	0.0
14,278	(1),(2)	Y-mAbs Therapeutics, Inc.	205,889	0.0
17,764	(1),(2)	Zentalis Pharmaceuticals, Inc.	384,768	0.1
8,630	(2)	Zimvie, Inc.	85,178	0.0
9,812	(1)	Zynex, Inc.	88,995	0.0
			158,615,053	18.5

		Industrials: 14.5%
49,408	(1),(2)	3D Systems Corp.	394,276	0.1
16,777		AAON, Inc.	903,945	0.1
13,143	(2)	AAR Corp.	470,782	0.1
25,478		ABM Industries, Inc.	974,024	0.1
36,018		ACCO Brands Corp.	176,488	0.0
44,235	(2)	ACV Auctions, Inc.	318,050	0.0
30,086	(2)	Aerojet Rocketdyne Holdings, Inc.	1,203,139	0.2
9,380	(2)	Aerovironment, Inc.	781,917	0.1
6,651	(2)	AerSale Corp.	123,310	0.0
22,746	(2)	Air Transport Services Group, Inc.	547,951	0.1
3,932		Alamo Group, Inc.	480,766	0.1
11,893		Albany International Corp.	937,525	0.1
128,561	(2)	Alight, Inc.	942,352	0.1
5,868	(2)	Allegiant Travel Co.	428,247	0.1
5,211		Allied Motion Technologies, Inc.	149,139	0.0
8,464		Alta Equipment Group, Inc.	93,189	0.0
25,099		Altra Industrial Motion Corp.	843,828	0.1
12,249	(1),(2)	Ameresco, Inc.	814,314	0.1
6,528	(2)	American Woodmark Corp.	286,318	0.0
78,959	(2)	API Group Corp.	1,047,786	0.1
8,517		Apogee Enterprises, Inc.	325,520	0.0
14,666		Applied Industrial Technologies, Inc.	1,507,371	0.2
9,431		ArcBest Corp.	685,917	0.1
54,888	(1),(2)	Archer Aviation, Inc.	143,258	0.0
18,734		Arcosa, Inc.	1,071,210	0.1
5,396		Argan, Inc.	173,589	0.0
8,290	(1)	Aris Water Solution, Inc.	105,780	0.0
57,920	(2)	Array Technologies, Inc.	960,314	0.1
19,018	(2)	ASGN, Inc.	1,718,657	0.2
8,821		Astec Industries, Inc.	275,127	0.0
54,879	(2)	Astra Space, Inc.	33,531	0.0
10,518	(2)	Astronics Corp.	82,671	0.0
16,340	(2)	Atkore, Inc.	1,271,415	0.2
10,701	(2)	Atlas Air Worldwide Holdings, Inc.	1,022,695	0.1
9,548		AZZ, Inc.	348,597	0.1
23,523	(1),(2)	Babcock & Wilcox Enterprises, Inc.	150,077	0.0
18,745		Barnes Group, Inc.	541,356	0.1
2,905		Barrett Business Services, Inc.	226,590	0.0
20,567	(2)	Beacon Roofing Supply, Inc.	1,125,426	0.1
22,217	(2)	Berkshire Grey, Inc.	37,769	0.0
20,973	(2)	Blade Air Mobility, Inc.	84,521	0.0
14,125	(1),(2)	Blink Charging Co.	250,295	0.0
67,341	(1),(2)	Bloom Energy Corp.	1,346,147	0.2
7,039	(2)	Blue Bird Corp.	58,776	0.0
3,590	(2)	BlueLinx Holdings, Inc.	222,939	0.0
15,101		Boise Cascade Co.	897,905	0.1
17,855		Brady Corp.	745,089	0.1
18,090	(2)	BrightView Holdings, Inc.	143,635	0.0
17,604		Brink's Co.	852,738	0.1
10,241		Brookfield Business Corp.	226,326	0.0
7,218		Cadre Holdings, Inc.	173,665	0.0
9,431		Caesarstone Ltd.	87,803	0.0
19,112	(2)	Casella Waste Systems, Inc.	1,459,966	0.2
19,029	(2)	CBIZ, Inc.	814,061	0.1
14,092	(2)	Chart Industries, Inc.	2,597,860	0.3
6,842	(2)	Cimpress PLC	167,492	0.0
7,799	(2)	CIRCOR International, Inc.	128,605	0.0
10,775		Columbus McKinnon Corp.	281,874	0.0
13,503		Comfort Systems USA, Inc.	1,314,247	0.2
12,857	(2)	Concrete Pumping Holdings, Inc.	82,928	0.0
15,166	(2)	Construction Partners, Inc.	397,804	0.1
46,156	(2)	CoreCivic, Inc.	408,019	0.1
20,147		Costamare, Inc.	180,316	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

4,563		Covenant Logistics Group, Inc.	130,958	0.0
2,907		CRA International, Inc.	257,967	0.0
5,784	(1)	CSW Industrials, Inc.	692,923	0.1
24,095	(2)	Custom Truck One Source, Inc.	140,474	0.0
16,066	(2)	Daseke, Inc.	86,917	0.0
16,529		Deluxe Corp.	275,208	0.0
103,629	(1),(2)	Desktop Metal, Inc.	268,399	0.0
2,017	(2)	Distribution Solutions Group, Inc.	56,819	0.0
8,782		Douglas Dynamics, Inc.	246,072	0.0
4,682	(2)	Ducommun, Inc.	185,688	0.0
6,114	(2)	DXP Enterprises, Inc.	144,780	0.0
10,983	(2)	Dycom Industries, Inc.	1,049,206	0.1
4,975	(1)	Eagle Bulk Shipping, Inc.	214,820	0.0
18,930		EMCOR Group, Inc.	2,186,036	0.3
7,290	(1)	Encore Wire Corp.	842,287	0.1
20,321	(2)	Energy Recovery, Inc.	441,779	0.1
24,397	(1),(2)	Energy Vault Holdings, Inc.	128,816	0.0
23,573		Enerpac Tool Group Corp.	420,307	0.1
15,733		EnerSys	915,189	0.1
9,256		Eneti, Inc.	61,738	0.0
8,936		Ennis, Inc.	179,882	0.0
41,673	(1),(2)	Enovix Corp.	764,074	0.1
7,963		EnPro Industries, Inc.	676,696	0.1
9,860		ESCO Technologies, Inc.	724,118	0.1
31,113	(2)	ESS Tech, Inc.	127,252	0.0
45,285	(2)	Evoqua Water Technologies Corp.	1,497,575	0.2
19,512		Exponent, Inc.	1,710,617	0.2
22,700		Federal Signal Corp.	847,164	0.1
22,185	(2)	First Advantage Corp.	284,634	0.0
14,066	(1),(2)	Fluence Energy, Inc.	205,223	0.0
54,889	(2)	Fluor Corp.	1,366,187	0.2
4,871	(2)	Forrester Research, Inc.	175,405	0.0
10,296		Forward Air Corp.	929,317	0.1
5,042	(2)	Franklin Covey Co.	228,856	0.0
17,405		Franklin Electric Co., Inc.	1,422,163	0.2
14,722	(2)	Frontier Group Holdings, Inc.	142,803	0.0
15,903	(2)	FTC Solar, Inc.	47,073	0.0
147,150	(1),(2)	FuelCell Energy, Inc.	501,781	0.1
13,608		GATX Corp.	1,158,721	0.1
13,146		Genco Shipping & Trading Ltd.	164,719	0.0
45,884	(1),(2)	Geo Group, Inc./The	353,307	0.1
12,626	(2)	Gibraltar Industries, Inc.	516,782	0.1
5,366		Global Industrial Co.	143,970	0.0
16,608	(2)	GMS, Inc.	664,486	0.1
45,860	(1)	Golden Ocean Group Ltd.	342,574	0.0
9,226		Gorman-Rupp Co.	219,487	0.0
74,209		GrafTech International Ltd.	319,841	0.0
17,342	(1)	Granite Construction, Inc.	440,313	0.1
26,026	(2)	Great Lakes Dredge & Dock Corp.	197,277	0.0
12,153		Greenbrier Cos., Inc.	294,953	0.0
17,924		Griffon Corp.	529,116	0.1
12,259		H&E Equipment Services, Inc.	347,420	0.1
30,408	(1),(2)	Harsco Corp.	113,726	0.0
20,139	(2)	Hawaiian Holdings, Inc.	264,828	0.0
28,246	(1)	Healthcare Services Group, Inc.	341,494	0.0
18,574		Heartland Express, Inc.	265,794	0.0
7,664		Heidrick & Struggles International, Inc.	199,187	0.0
34,748	(2)	Heliogen, Inc.	64,631	0.0
12,504		Helios Technologies, Inc.	632,702	0.1
9,810		Herc Holdings, Inc.	1,019,063	0.1
6,711	(2)	Heritage-Crystal Clean, Inc.	198,444	0.0
27,578		Hillenbrand, Inc.	1,012,664	0.1
51,740	(2)	Hillman Solutions Corp.	390,120	0.1
8,697	(2)	HireRight Holdings Corp.	132,716	0.0
16,262	(1)	HNI Corp.	431,106	0.1
12,836	(2)	HUB Group, Inc.	885,427	0.1
16,409	(2)	Hudson Technologies, Inc.	120,606	0.0
8,207	(2)	Huron Consulting Group, Inc.	543,714	0.1
15,720	(1),(2)	Hydrofarm Holdings Group, Inc.	30,497	0.0
53,178	(2)	Hyliion Holdings Corp.	152,621	0.0
4,111		Hyster-Yale Materials Handling, Inc. - A shares	88,428	0.0
32,891	(2)	Hyzon Motors, Inc.	55,915	0.0
7,068		ICF International, Inc.	770,553	0.1
3,561	(2)	IES Holdings, Inc.	98,355	0.0
12,063	(2)	Infrastructure and Energy Alternatives, Inc.	163,333	0.0
13,713		Insperity, Inc.	1,399,960	0.2
7,438		Insteel Industries, Inc.	197,330	0.0
23,210		Interface, Inc.	208,658	0.0
31,375	(2)	Janus International Group, Inc.	279,865	0.0
33,258	(2)	JELD-WEN Holding, Inc.	291,007	0.0
97,054	(1),(2)	Joby Aviation, Inc.	420,244	0.1
12,182		John Bean Technologies Corp.	1,047,652	0.1
4,469		Kadant, Inc.	745,474	0.1
10,879		Kaman Corp.	303,850	0.0
45,677	(1),(2)	KAR Auction Services, Inc.	510,212	0.1
13,672		Kelly Services, Inc.	185,802	0.0
30,753		Kennametal, Inc.	632,897	0.1
7,823		Kforce, Inc.	458,819	0.1
16,531		Kimball International, Inc.	103,980	0.0
20,632		Korn Ferry	968,672	0.1
47,636	(2)	Kratos Defense & Security Solutions, Inc.	483,982	0.1
36,606	(1),(2)	Legalzoom.com, Inc.	313,713	0.0
52,937	(2)	Li-Cycle Holdings Corp.	281,625	0.0
4,235		Lindsay Corp.	606,791	0.1
11,995		Luxfer Holdings PLC	173,927	0.0
13,442	(2)	Manitowoc Co., Inc./The	104,175	0.0
45,833	(1),(2)	Markforged Holding Corp.	90,749	0.0
23,690		Marten Transport Ltd.	453,900	0.1
8,636	(2)	Masonite International Corp.	615,660	0.1
15,305		Matson, Inc.	941,564	0.1
12,142	(1)	Matthews International Corp.	272,102	0.0
28,501		Maxar Technologies, Inc.	533,539	0.1
9,227		Mcgrath Rentcorp	773,776	0.1
64,039	(2)	Microvast Holdings, Inc.	115,911	0.0
4,246		Miller Industries, Inc.	90,397	0.0
28,877		MillerKnoll, Inc.	450,481	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

21,810	(2)	Momentus, Inc.	29,880	0.0
10,617	(1),(2)	Montrose Environmental Group, Inc.	357,262	0.1
10,908		Moog, Inc.	767,378	0.1
31,674	(2)	MRC Global, Inc.	227,736	0.0
21,204		Mueller Industries, Inc.	1,260,366	0.2
58,968		Mueller Water Products, Inc.	605,601	0.1
6,421	(2)	MYR Group, Inc.	544,051	0.1
1,859		National Presto Industries, Inc.	120,928	0.0
114,879	(1),(2)	Nikola Corp.	404,374	0.1
4,067	(2)	Northwest Pipe Co.	114,283	0.0
42,494	(2)	NOW, Inc.	427,065	0.1
11,591	(1),(2)	NuScale Power Corp.	135,383	0.0
5,258	(2)	NV5 Global, Inc.	651,046	0.1
1,320	(1)	Omega Flex, Inc.	122,258	0.0
2,448	(2)	PAM Transportation Services	75,790	0.0
9,310		Park Aerospace Corp.	102,782	0.0
12,251	(2)	Parsons Corp.	480,239	0.1
23,216	(2)	PGT Innovations, Inc.	486,607	0.1
67,267	(1)	Pitney Bowes, Inc.	156,732	0.0
60,308	(1),(2)	Planet Labs PBC	327,472	0.0
3,319		Powell Industries, Inc.	69,965	0.0
1,228		Preformed Line Products Co.	87,372	0.0
20,303		Primoris Services Corp.	329,924	0.0
85,351	(1),(2)	Proterra, Inc.	425,048	0.1
10,559	(2)	Proto Labs, Inc.	384,664	0.1
13,085		Quanex Building Products Corp.	237,624	0.0
16,202	(2)	Radiant Logistics, Inc.	92,189	0.0
10,885	(2)	RBC Bearings, Inc.	2,262,012	0.3
3,555	(2)	Red Violet, Inc.	61,573	0.0
55,096	(2)	Resideo Technologies, Inc.	1,050,130	0.1
12,940		Resources Connection, Inc.	233,826	0.0
11,973		REV Group, Inc.	132,062	0.0
83,192	(2)	Rocket Lab USA, Inc.	338,591	0.0
18,913		Rush Enterprises, Inc. - Class A	829,524	0.1
26,128		Safe Bulkers, Inc.	64,536	0.0
10,201	(1),(2)	Saia, Inc.	1,938,190	0.2
41,799	(1),(2)	Sarcos Technology and Robotics Corp.	92,794	0.0
42,953	(1),(2)	Shoals Technologies Group, Inc.	925,637	0.1
13,346		Shyft Group, Inc./The	272,659	0.0
16,491		Simpson Manufacturing Co., Inc.	1,292,894	0.2
29,138	(2)	Skillsoft Corp.	53,323	0.0
18,802	(2)	Skywest, Inc.	305,721	0.0
9,274	(2)	SP Plus Corp.	290,462	0.0
47,463	(2)	Spire Global, Inc.	51,260	0.0
41,471	(2)	Spirit Airlines, Inc.	780,484	0.1
16,797	(2)	SPX Technologies, Inc.	927,530	0.1
4,596		Standex International Corp.	375,263	0.1
33,094		Steelcase, Inc.	215,773	0.0
55,110	(2)	Stem, Inc.	735,167	0.1
9,373	(1),(2)	Sterling Check Corp.	165,340	0.0
11,668	(2)	Sterling Infrastructure, Inc.	250,512	0.0
12,400	(2)	Sun Country Airlines Holdings, Inc.	168,764	0.0
31,599	(1),(2)	SunPower Corp.	728,041	0.1
7,269	(1)	Tennant Co.	411,135	0.1
25,545		Terex Corp.	759,708	0.1
11,274	(2)	Terran Orbital Corp.	19,955	0.0
17,588	(1)	Textainer Group Holdings Ltd.	472,414	0.1
14,417	(2)	Thermon Group Holdings, Inc.	222,166	0.0
19,793	(2)	Titan International, Inc.	240,287	0.0
8,052	(2)	Titan Machinery, Inc.	227,550	0.0
14,735	(2)	TPI Composites, Inc.	166,211	0.0
2,911	(2)	Transcat, Inc.	220,334	0.0
14,091	(2)	TriNet Group, Inc.	1,003,561	0.1
30,542	(1)	Trinity Industries, Inc.	652,072	0.1
23,994		Triton International Ltd.	1,313,192	0.2
24,609	(2)	Triumph Group, Inc.	211,391	0.0
12,684	(2)	TrueBlue, Inc.	242,011	0.0
54,614	(1),(2)	TuSimple Holdings, Inc.	415,066	0.1
16,471	(2)	Tutor Perini Corp.	90,920	0.0
22,963		UFP Industries, Inc.	1,657,010	0.2
5,690		Unifirst Corp.	957,229	0.1
2,498		Universal Logistics Holdings, Inc.	79,237	0.0
46,527	(2)	Upwork, Inc.	633,698	0.1
4,760	(2)	V2X, Inc.	168,504	0.0
21,026	(1),(2)	Velo3D, Inc.	82,842	0.0
5,623	(2)	Veritiv Corp.	549,761	0.1
8,446	(2)	Viad Corp.	266,725	0.0
8,525	(2)	Vicor Corp.	504,168	0.1
41,825	(2)	View, Inc.	56,045	0.0
88,561	(1),(2)	Virgin Galactic Holdings, Inc.	417,122	0.1
4,398		VSE Corp.	155,689	0.0
19,310	(1)	Wabash National Corp.	300,464	0.0
10,483		Watts Water Technologies, Inc.	1,318,028	0.2
23,894		Werner Enterprises, Inc.	898,414	0.1
59,872	(2)	Wheels Up Experience, Inc.	68,853	0.0
4,466	(2)	Willdan Group, Inc.	66,141	0.0
27,897	(2)	Xos, Inc.	33,476	0.0
47,496		Zurn Elkay Water Solutions Corp.	1,163,652	0.1
			124,561,152	14.5

		Information Technology: 12.6%
47,799	(1),(2)	8x8, Inc.	164,907	0.0
8,887	(1),(2)	908 Devices, Inc.	146,191	0.0
25,908		A10 Networks, Inc.	343,799	0.0
43,765	(2)	ACI Worldwide, Inc.	914,689	0.1
18,674	(2)	ACM Research, Inc.	232,678	0.0
27,547		ADTRAN Holdings, Inc.	539,370	0.1
14,372	(1)	Advanced Energy Industries, Inc.	1,112,537	0.1
38,147	(2)	Aeva Technologies, Inc.	71,335	0.0
7,789	(2)	Agilysys, Inc.	431,121	0.1
19,428	(1),(2)	Akoustis Technologies, Inc.	57,701	0.0
18,522	(2)	Alarm.com Holdings, Inc.	1,201,337	0.1
14,259	(2)	Alkami Technology, Inc.	214,598	0.0
8,255	(1),(2)	Alpha & Omega Co.	253,924	0.0
19,516	(1),(2)	Altair Engineering, Inc.	862,998	0.1
13,939	(2)	Ambarella, Inc.	783,093	0.1
14,176		American Software, Inc.	217,176	0.0
39,022		Amkor Technology, Inc.	665,325	0.1
21,828	(1),(2)	Amplitude, Inc.	337,679	0.0
7,355	(2)	Appfolio, Inc.	770,216	0.1
15,547	(1),(2)	Appian Corp.	634,784	0.1
34,827	(2)	Arlo Technologies, Inc.	161,597	0.0
7,699	(2)	Arteris, Inc.	51,275	0.0
28,498	(1),(2)	Asana, Inc.	633,511	0.1
7,861	(1),(2)	Atomera, Inc.	79,632	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

32,977	(1),(2)	Avaya Holdings Corp.	52,433	0.0
51,304	(1),(2)	AvePoint, Inc.	205,729	0.0
4,068	(2)	Aviat Networks, Inc.	111,382	0.0
13,830	(2)	Avid Technology, Inc.	321,686	0.0
56,845	(2)	AvidXchange Holdings, Inc.	478,635	0.1
12,587	(2)	Axcelis Technologies, Inc.	762,269	0.1
16,299	(2)	AXT, Inc.	109,203	0.0
11,286		Badger Meter, Inc.	1,042,714	0.1
16,796		Belden, Inc.	1,008,096	0.1
13,749		Benchmark Electronics, Inc.	340,700	0.0
10,842	(1),(2)	Benefitfocus, Inc.	68,847	0.0
24,935	(2)	BigCommerce Holdings, Inc.	369,038	0.1
17,758	(2)	Blackbaud, Inc.	782,418	0.1
21,148	(1),(2)	Blackline, Inc.	1,266,765	0.2
74,968	(1),(2)	Blend Labs, Inc.	165,679	0.0
52,660	(2)	Box, Inc.	1,284,377	0.2
17,418	(2)	Brightcove, Inc.	109,733	0.0
39,491	(2)	BTRS Holdings, Inc.	365,687	0.1
26,528	(1),(2)	C3.ai, Inc.	331,600	0.0
21,893	(2)	Calix, Inc.	1,338,538	0.2
4,347	(2)	Cambium Networks Corp.	73,551	0.0
24,760	(2)	Cantaloupe, Inc.	86,165	0.0
13,232	(1),(2)	Casa Systems, Inc.	41,416	0.0
5,860		Cass Information Systems, Inc.	203,283	0.0
17,524	(2)	Cerberus Cyber Sentinel Corp.	51,696	0.0
14,955	(2)	Cerence, Inc.	235,541	0.0
8,976	(2)	Ceva, Inc.	235,441	0.0
12,311	(2)	ChannelAdvisor Corp.	278,967	0.0
14,313	(1),(2)	Cleanspark, Inc.	45,515	0.0
24,003	(1),(2)	Clear Secure, Inc.	548,709	0.1
4,529	(1),(2)	Clearfield, Inc.	473,915	0.1
18,516	(2)	Cohu, Inc.	477,342	0.1
78,658	(2)	CommScope Holding Co., Inc.	724,440	0.1
17,019	(2)	Commvault Systems, Inc.	902,688	0.1
9,942		Comtech Telecommunications Corp.	99,519	0.0
65,788	(2)	Conduent, Inc.	219,732	0.0
6,201	(2)	Consensus Cloud Solutions, Inc.	293,307	0.0
101,622	(1),(2)	Core Scientific, Inc.	132,109	0.0
14,759	(1),(2)	Corsair Gaming, Inc.	167,515	0.0
10,839	(2)	Couchbase, Inc.	154,673	0.0
36,683	(1),(2)	Credo Technology Group Holding Ltd.	403,513	0.1
8,363	(1),(2)	CS Disco, Inc.	83,630	0.0
12,319		CSG Systems International, Inc.	651,429	0.1
12,416		CTS Corp.	517,126	0.1
31,759	(2)	Cvent Holding Corp.	166,735	0.0
2,806	(2)	Cyberoptics Corp.	150,907	0.0
16,032	(2)	Cyxtera Technologies, Inc.	65,411	0.0
29,010	(1),(2)	Diebold Nixdorf, Inc.	70,784	0.0
13,590	(2)	Digi International, Inc.	469,806	0.1
5,483	(1),(2)	Digimarc Corp.	74,295	0.0
36,269	(2)	Digital Turbine, Inc.	522,636	0.1
28,785	(1),(2)	DigitalOcean Holdings, Inc.	1,041,153	0.1
16,904	(2)	Diodes, Inc.	1,097,239	0.1
12,087	(2)	Domo, Inc.	217,445	0.0
30,182	(2)	Duck Creek Technologies, Inc.	357,657	0.1
7,083	(2)	DZS, Inc.	80,038	0.0
76,762	(1),(2)	E2open Parent Holdings, Inc.	465,945	0.1
23,126	(1),(2)	Eastman Kodak Co.	106,148	0.0
10,131	(1)	Ebix, Inc.	192,185	0.0
55,515	(2)	Edgio, Inc.	154,332	0.0
10,126	(2)	eGain Corp.	74,426	0.0
10,027	(1),(2)	Enfusion, Inc.	123,733	0.0
13,833	(2)	EngageSmart, Inc.	286,205	0.0
20,978	(1),(2)	Envestnet, Inc.	931,423	0.1
10,233	(2)	ePlus, Inc.	425,079	0.1
15,217	(1),(2)	Everbridge, Inc.	469,901	0.1
9,052	(2)	EverCommerce, Inc.	98,938	0.0
23,696		EVERTEC, Inc.	742,870	0.1
18,579	(2)	Evo Payments, Inc.	618,681	0.1
31,985	(2)	Evolv Technologies Holdings, Inc.	67,808	0.0
12,364	(2)	ExlService Holdings, Inc.	1,821,959	0.2
49,495	(2)	Extreme Networks, Inc.	646,900	0.1
14,242	(2)	Fabrinet	1,359,399	0.2
7,207	(2)	Faro Technologies, Inc.	197,760	0.0
42,996	(2)	Fastly, Inc.	393,843	0.1
21,454	(2)	Flywire Corp.	492,584	0.1
6,843	(1),(2)	Focus Universal, Inc.	64,187	0.0
11,678	(2)	ForgeRock, Inc.	169,681	0.0
29,836	(2)	Formfactor, Inc.	747,392	0.1
19,133	(2)	Grid Dynamics Holdings, Inc.	358,361	0.1
10,367		Hackett Group, Inc.	183,703	0.0
37,169	(2)	Harmonic, Inc.	485,799	0.1
9,047	(2)	I3 Verticals, Inc.	181,211	0.0
10,809	(2)	Ichor Holdings Ltd.	261,686	0.0
9,034	(2)	Identiv, Inc.	113,286	0.0
8,000	(2)	Impinj, Inc.	640,240	0.1
38,639	(2)	indie Semiconductor, Inc.	282,837	0.0
72,665	(1),(2)	Infinera Corp.	351,699	0.1
12,682		Information Services Group, Inc.	60,366	0.0
35,218	(2)	Inseego Corp.	72,901	0.0
11,757	(2)	Insight Enterprises, Inc.	968,894	0.1
7,152	(1),(2)	Instructure Holdings, Inc.	159,347	0.0
5,202	(2)	Intapp, Inc.	97,121	0.0
11,895		InterDigital, Inc.	480,796	0.1
13,185	(2)	International Money Express, Inc.	300,486	0.0
46,930	(1),(2)	IonQ, Inc.	237,935	0.0
17,508	(2)	Itron, Inc.	737,262	0.1
10,522	(2)	Kimball Electronics, Inc.	180,452	0.0
28,332	(2)	KnowBe4, Inc.	589,589	0.1
33,049	(2)	Knowles Corp.	402,206	0.1
21,971	(1)	Kulicke & Soffa Industries, Inc.	846,543	0.1
43,681	(1),(2)	Lightwave Logic, Inc.	320,619	0.0
27,693	(1),(2)	LivePerson, Inc.	260,868	0.0
26,002	(2)	LiveRamp Holdings, Inc.	472,196	0.1
19,050	(2)	MACOM Technology Solutions Holdings, Inc.	986,600	0.1
42,139	(1),(2)	Marathon Digital Holdings, Inc.	451,309	0.1
166,219	(2)	Marqeta, Inc.	1,183,479	0.1
86,200	(1),(2)	Matterport, Inc.	326,698	0.0
23,286		MAXIMUS, Inc.	1,347,561	0.2
27,804	(2)	MaxLinear, Inc.	906,966	0.1
9,464	(2)	MeridianLink, Inc.	154,074	0.0
13,876		Methode Electronics, Inc.	515,493	0.1
3,613	(1),(2)	MicroStrategy, Inc.	766,895	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

63,737	(1),(2)	Microvision, Inc.	230,091	0.0
52,507	(1),(2)	Mirion Technologies, Inc.	392,227	0.1
17,843	(2)	Mitek Systems, Inc.	163,442	0.0
14,625	(1),(2)	Model N, Inc.	500,614	0.1
51,246	(2)	Momentive Global, Inc.	297,739	0.0
36,622	(2)	MoneyGram International, Inc.	380,869	0.1
26,995	(1),(2)	N-Able, Inc.	249,164	0.0
11,929	(2)	Napco Security Technologies, Inc.	346,895	0.1
10,891	(2)	Netgear, Inc.	218,256	0.0
26,738	(1),(2)	Netscout Systems, Inc.	837,434	0.1
27,513	(2)	NextNav, Inc.	74,010	0.0
17,386	(2)	nLight, Inc.	164,298	0.0
13,641	(2)	Novanta, Inc.	1,577,582	0.2
35,381	(2)	Olo, Inc.	279,510	0.0
17,027	(2)	ON24, Inc.	149,838	0.0
12,777	(1),(2)	Ondas Holdings, Inc.	47,275	0.0
16,644	(2)	OneSpan, Inc.	143,305	0.0
18,929	(2)	Onto Innovation, Inc.	1,212,402	0.2
6,183	(2)	OSI Systems, Inc.	445,547	0.1
55,227	(1),(2)	Ouster, Inc.	53,206	0.0
32,584	(1),(2)	PagerDuty, Inc.	751,713	0.1
10,308	(1),(2)	PAR Technology Corp.	304,395	0.0
34,787	(2)	Paya Holdings, Inc.	212,549	0.0
83,204	(2)	Payoneer Global, Inc.	503,384	0.1
135,099	(1),(2)	Paysafe Ltd.	186,437	0.0
4,449		PC Connection, Inc.	200,605	0.0
12,009	(2)	PDF Solutions, Inc.	294,581	0.0
13,008	(2)	Perficient, Inc.	845,780	0.1
23,100	(2)	Photronics, Inc.	337,722	0.0
29,323	(2)	Ping Identity Holding Corp.	823,097	0.1
10,484	(2)	Plexus Corp.	917,979	0.1
21,888		Power Integrations, Inc.	1,407,836	0.2
16,952		Progress Software Corp.	721,308	0.1
16,382	(2)	PROS Holdings, Inc.	404,635	0.1
21,461	(2)	Q2 Holdings, Inc.	691,044	0.1
14,692	(2)	Qualys, Inc.	2,047,918	0.2
22,330	(1),(2)	Rackspace Technology, Inc.	91,106	0.0
41,859	(2)	Rambus, Inc.	1,064,056	0.1
22,173	(2)	Rapid7, Inc.	951,222	0.1
37,118	(2)	Remitly Global, Inc.	412,752	0.1
33,997	(1),(2)	Repay Holdings Corp.	240,019	0.0
30,736	(2)	Ribbon Communications, Inc.	68,234	0.0
19,078	(2)	Rimini Street, Inc.	88,903	0.0
50,529	(1),(2)	Riot Blockchain, Inc.	354,208	0.1
38,706	(2)	Rockley Photonics Holdings Ltd.	27,485	0.0
7,133	(2)	Rogers Corp.	1,725,330	0.2
125,045	(1),(2)	Sabre Corp.	643,982	0.1
22,705	(2)	Sanmina Corp.	1,046,246	0.1
12,421		Sapiens International Corp. NV	238,235	0.0
9,850	(2)	Scansource, Inc.	260,139	0.0
23,924	(2)	Semtech Corp.	703,605	0.1
3,916	(2)	ShotSpotter, Inc.	112,624	0.0
13,720	(1),(2)	Silicon Laboratories, Inc.	1,693,597	0.2
6,268	(2)	SiTime Corp.	493,480	0.1
18,333	(1),(2)	SMART Global Holdings, Inc.	290,945	0.0
49,224	(2)	SmartRent, Inc.	111,738	0.0
19,064	(2)	SolarWinds Corp.	147,746	0.0
17,618	(1),(2)	Sprout Social, Inc.	1,069,060	0.1
13,939	(2)	SPS Commerce, Inc.	1,731,642	0.2
12,326	(2)	Squarespace, Inc.	263,283	0.0
106,161	(2)	StoneCo Ltd.	1,011,714	0.1
41,948	(2)	Sumo Logic, Inc.	314,610	0.0
17,448	(2)	Super Micro Computer, Inc.	960,861	0.1
15,182	(2)	Synaptics, Inc.	1,503,170	0.2
21,378	(1),(2)	Telos Corp.	190,050	0.0
42,001	(2)	Tenable Holdings, Inc.	1,461,635	0.2
10,905	(2)	Transphorm, Inc.	54,852	0.0
7,411		TTEC Holdings, Inc.	328,381	0.0
38,131	(2)	TTM Technologies, Inc.	502,567	0.1
4,059	(2)	Tucows, Inc.	151,847	0.0
6,210	(2)	Turtle Beach Corp.	42,352	0.0
17,177	(2)	Ultra Clean Holdings, Inc.	442,308	0.1
26,059	(2)	Unisys Corp.	196,745	0.0
12,013	(2)	Upland Software, Inc.	97,666	0.0
18,147	(1),(2)	UserTesting, Inc.	71,136	0.0
41,986	(2)	Varonis Systems, Inc.	1,113,469	0.1
19,273	(1),(2)	Veeco Instruments, Inc.	353,081	0.1
83,084	(2)	Velodyne Lidar, Inc.	78,689	0.0
24,272	(2)	Verint Systems, Inc.	815,054	0.1
11,925	(1),(2)	Veritone, Inc.	67,138	0.0
55,408	(2)	Verra Mobility Corp.	851,621	0.1
87,209	(2)	Viavi Solutions, Inc.	1,138,077	0.1
49,781		Vishay Intertechnology, Inc.	885,604	0.1
5,160	(2)	Vishay Precision Group, Inc.	152,684	0.0
27,315	(1),(2)	WM Technology, Inc.	43,977	0.0
18,116	(2)	Workiva, Inc.	1,409,425	0.2
43,098		Xerox Holdings Corp.	563,722	0.1
40,835		Xperi Holding Corp.	577,407	0.1
45,430	(2)	Yext, Inc.	202,618	0.0
41,162	(1),(2)	Zeta Global Holdings Corp.	272,081	0.0
46,949	(2)	Zuora, Inc.	346,484	0.1
			107,594,536	12.6

		Materials: 3.9%
13,076	(1),(2)	5E Advanced Materials, Inc.	132,852	0.0
10,562		AdvanSix, Inc.	339,040	0.0
6,736		Alpha Metallurgical Resources, Inc.	921,754	0.1
11,693		American Vanguard Corp.	218,659	0.0
77,304	(1),(2)	Amyris, Inc.	225,728	0.0
40,191	(2)	Arconic Corp.	684,855	0.1
11,625	(2)	Aspen Aerogels, Inc.	107,182	0.0
47,745	(2)	ATI, Inc.	1,270,494	0.2
34,988		Avient Corp.	1,060,136	0.1
12,231		Balchem Corp.	1,487,045	0.2
21,024		Cabot Corp.	1,343,223	0.2
18,672		Carpenter Technology Corp.	581,446	0.1
20,336	(2)	Century Aluminum Co.	107,374	0.0
3,149		Chase Corp.	263,162	0.0
6,665	(2)	Clearwater Paper Corp.	250,604	0.0
107,519	(2)	Coeur Mining, Inc.	367,715	0.1
46,214		Commercial Metals Co.	1,639,673	0.2
13,304		Compass Minerals International, Inc.	512,603	0.1
48,513	(2)	Constellium SE	491,922	0.1
17,931	(2)	Dakota Gold Corp.	54,690	0.0
34,813	(1),(2)	Danimer Scientific, Inc.	102,698	0.0
31,007	(2)	Diversey Holdings Ltd.	150,694	0.0
27,563	(2)	Ecovyst, Inc.	232,632	0.0
30,512	(2),(4),(5)	Ferroglobe PLC	–	–
10,982		FutureFuel Corp.	66,331	0.0
18,788		Glatfelter Corp.	58,431	0.0
11,897		Greif, Inc. - Class A	708,704	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

7,744		Hawkins, Inc.	301,939	0.0
5,057		Haynes International, Inc.	177,602	0.0
20,116		HB Fuller Co.	1,208,972	0.1
213,689	(1)	Hecla Mining Co.	841,935	0.1
57,420	(2)	Hycroft Mining Holding Corp.	34,710	0.0
14,779	(2)	Ingevity Corp.	896,051	0.1
9,654		Innospec, Inc.	827,058	0.1
4,184	(2)	Intrepid Potash, Inc.	165,561	0.0
6,218		Kaiser Aluminum Corp.	381,474	0.1
8,175		Koppers Holdings, Inc.	169,876	0.0
6,330	(1)	Kronos Worldwide, Inc.	59,122	0.0
62,135	(1),(2)	Livent Corp.	1,904,438	0.2
12,023	(2)	LSB Industries, Inc.	171,328	0.0
7,838		Materion Corp.	627,040	0.1
21,183		Mativ Holdings, Inc.	467,721	0.1
12,419		Minerals Technologies, Inc.	613,623	0.1
14,782		Myers Industries, Inc.	243,460	0.0
95,949	(2)	Novagold Resources, Inc.	450,001	0.1
59,298	(2)	O-I Glass, Inc.	767,909	0.1
3,640		Olympic Steel, Inc.	83,028	0.0
41,369	(1),(2)	Origin Materials, Inc.	213,464	0.0
23,113		Orion Engineered Carbons SA	308,559	0.0
17,298		Pactiv Evergreen, Inc.	151,012	0.0
47,325	(2)	Perimeter Solutions SA	379,073	0.1
6,651	(2)	Piedmont Lithium, Inc.	355,762	0.1
41,228	(1),(2)	PureCycle Technologies, Inc.	332,710	0.0
5,279	(1)	Quaker Chemical Corp.	762,182	0.1
8,518		Ramaco Resources, Inc.	78,366	0.0
15,184	(2)	Ranpak Holdings Corp.	51,929	0.0
26,183	(2)	Rayonier Advanced Materials, Inc.	82,476	0.0
17,152	(2)	Resolute Forest Products, Inc.	343,040	0.0
7,054		Ryerson Holding Corp.	181,570	0.0
9,929		Schnitzer Steel Industries, Inc.	282,579	0.0
16,056		Sensient Technologies Corp.	1,113,323	0.1
8,148		Stepan Co.	763,223	0.1
45,586	(2)	Summit Materials, Inc.	1,092,241	0.1
33,870		SunCoke Energy, Inc.	196,785	0.0
13,690		Sylvamo Corp.	464,091	0.1
18,056	(2)	TimkenSteel Corp.	270,659	0.0
10,898		Tredegar Corp.	102,877	0.0
16,399		Trimas Corp.	411,123	0.1
13,646		Trinseo PLC	249,995	0.0
44,445		Tronox Holdings PLC	544,451	0.1
19,630		Warrior Met Coal, Inc.	558,277	0.1
12,275	(1)	Worthington Industries, Inc.	468,169	0.1
			33,530,431	3.9

		Real Estate: 6.2%
34,675		Acadia Realty Trust	437,598	0.1
29,335		Agree Realty Corp.	1,982,459	0.2
29,366		Alexander & Baldwin, Inc.	486,888	0.1
900		Alexander's, Inc.	188,064	0.0
20,281		American Assets Trust, Inc.	521,627	0.1
44,216	(2)	Anywhere Real Estate, Inc.	358,592	0.0
60,238		Apartment Investment and Management Co.	439,737	0.1
82,745		Apple Hospitality REIT, Inc.	1,163,395	0.1
26,587		Armada Hoffler Properties, Inc.	275,973	0.0
13,223	(2)	Ashford Hospitality Trust, Inc.	90,049	0.0
11,091		Bluerock Residential Growth REIT, Inc.	296,684	0.0
24,993		Braemar Hotels & Resorts, Inc.	107,470	0.0
65,162		Brandywine Realty Trust	439,843	0.1
62,431	(1)	Broadstone Net Lease, Inc.	969,553	0.1
4,180		BRT Apartments Corp.	84,896	0.0
37,820		CareTrust REIT, Inc.	684,920	0.1
10,466		CBL & Associates Properties, Inc.	268,034	0.0
6,123		Centerspace	412,200	0.1
20,985	(2)	Chatham Lodging Trust	207,122	0.0
16,777		City Office REIT, Inc.	167,267	0.0
10,011		Community Healthcare Trust, Inc.	327,860	0.0
104,732	(2)	Compass, Inc.	242,978	0.0
43,702		Corporate Office Properties Trust SBI MD	1,015,197	0.1
6,645	(1)	CTO Realty Growth, Inc.	124,527	0.0
58,967	(1),(2)	Cushman & Wakefield PLC	675,172	0.1
81,565		DiamondRock Hospitality Co.	612,553	0.1
61,037	(1)	DigitalBridge Group, Inc.	763,573	0.1
92,257		Diversified Healthcare Trust	91,344	0.0
29,831		Douglas Elliman, Inc.	122,307	0.0
34,663	(1)	Easterly Government Properties, Inc.	546,636	0.1
54,880	(1)	Empire State Realty Trust, Inc.	360,013	0.0
40,986		Equity Commonwealth	998,419	0.1
50,799		Essential Properties Realty Trust, Inc.	988,041	0.1
26,361	(1)	eXp World Holdings, Inc.	295,507	0.0
18,538		Farmland Partners, Inc.	234,876	0.0
8,692	(2)	Forestar Group, Inc.	97,263	0.0
30,954		Four Corners Property Trust, Inc.	748,777	0.1
40,743		Franklin Street Properties Corp.	107,154	0.0
2,946	(2)	FRP Holdings, Inc.	160,145	0.0
16,006		Getty Realty Corp.	430,401	0.1
15,423		Gladstone Commercial Corp.	239,057	0.0
12,798		Gladstone Land Corp.	231,644	0.0
24,571		Global Medical REIT, Inc.	209,345	0.0
39,347	(1)	Global Net Lease, Inc.	419,046	0.1
14,154		Hersha Hospitality Trust	112,949	0.0
84,246		Independence Realty Trust, Inc.	1,409,436	0.2
2,004	(1)	Indus Realty Trust, Inc.	104,949	0.0
25,347		Industrial Logistics Properties Trust	139,409	0.0
10,590		Innovative Industrial Properties, Inc.	937,215	0.1
25,869	(1)	InvenTrust Properties Corp.	551,786	0.1
25,873		iStar, Inc.	239,584	0.0
45,372	(1)	Kennedy-Wilson Holdings, Inc.	701,451	0.1
83,607		Kite Realty Group Trust	1,439,713	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

15,452		LTC Properties, Inc.	578,677	0.1
105,234	(1)	LXP Industrial Trust	963,943	0.1
82,247	(1)	Macerich Co.	653,041	0.1
9,854		Marcus & Millichap, Inc.	323,014	0.0
17,037	(1)	National Health Investors, Inc.	963,102	0.1
52,836		Necessity Retail REIT, Inc./The	310,676	0.0
22,096		NETSTREIT Corp.	393,530	0.1
56,597		Newmark Group, Inc.	456,172	0.1
9,227		NexPoint Residential Trust, Inc.	426,380	0.1
25,834	(1),(2)	Offerpad Solutions, Inc.	31,259	0.0
19,746	(1)	Office Properties Income Trust	277,431	0.0
7,617		One Liberty Properties, Inc.	160,109	0.0
22,871		Orion Office REIT, Inc.	200,121	0.0
56,156		Outfront Media, Inc.	853,010	0.1
72,148		Paramount Group, Inc.	449,482	0.1
50,099		Pebblebrook Hotel Trust	726,936	0.1
44,370	(1)	Phillips Edison & Co., Inc.	1,244,579	0.1
84,281		Physicians Realty Trust	1,267,586	0.2
48,652		Piedmont Office Realty Trust, Inc.	513,765	0.1
14,168		Plymouth Industrial REIT, Inc.	238,164	0.0
30,540		PotlatchDeltic Corp.	1,253,362	0.2
8,158		RE/MAX Holdings, Inc.	154,268	0.0
41,793	(1),(2)	Redfin Corp.	244,071	0.0
46,586		Retail Opportunity Investments Corp.	641,023	0.1
63,821		RLJ Lodging Trust	645,869	0.1
6,652		RMR Group, Inc.	157,586	0.0
34,312		RPT Realty	259,399	0.0
20,585		Ryman Hospitality Properties	1,514,850	0.2
87,821		Sabra Healthcare REIT, Inc.	1,152,212	0.1
8,313	(1)	Safehold, Inc.	219,962	0.0
5,802		Saul Centers, Inc.	217,575	0.0
15,976	(1),(2)	Seritage Growth Properties	144,104	0.0
66,639		Service Properties Trust	345,856	0.0
72,245		SITE Centers Corp.	773,744	0.1
13,587	(1)	St. Joe Co.	435,192	0.1
67,598		STAG Industrial, Inc.	1,921,811	0.2
2,130		Stratus Properties, Inc.	49,629	0.0
43,051		Summit Hotel Properties, Inc.	289,303	0.0
82,676		Sunstone Hotel Investors, Inc.	778,808	0.1
39,193	(1)	Tanger Factory Outlet Centers, Inc.	536,160	0.1
6,801	(2)	Tejon Ranch Co.	97,934	0.0
27,752		Terreno Realty Corp.	1,470,578	0.2
19,034		UMH Properties, Inc.	307,399	0.0
89,746		Uniti Group, Inc.	623,735	0.1
5,422		Universal Health Realty Income Trust	234,285	0.0
44,881	(1)	Urban Edge Properties	598,713	0.1
13,618		Urstadt Biddle Properties, Inc.	211,215	0.0
35,388	(2)	Veris Residential, Inc.	402,362	0.1
33,471		Washington Real Estate Investment Trust	587,751	0.1
18,988		Whitestone REIT	160,638	0.0
44,991		Xenia Hotels & Resorts, Inc.	620,426	0.1
			53,341,495	6.2

		Utilities: 3.3%
21,519		ALLETE, Inc.	1,077,026	0.1
16,753	(2)	Altus Power, Inc.	184,451	0.0
14,349		American States Water Co.	1,118,505	0.1
3,193		Artesian Resources Corp.	153,647	0.0
28,095		Avista Corp.	1,040,920	0.1
24,784		Black Hills Corp.	1,678,620	0.2
37,297		Brookfield Infrastructure Corp.	1,517,988	0.2
20,896	(1)	California Water Service Group	1,101,010	0.1
6,929		Chesapeake Utilities Corp.	799,537	0.1
11,217		Clearway Energy, Inc.-Class A	326,415	0.0
33,613	(1)	Clearway Energy, Inc.-Class C	1,070,574	0.1
14,246		MGE Energy, Inc.	934,965	0.1
6,812		Middlesex Water Co.	525,887	0.1
25,130	(1),(2)	Montauk Renewables, Inc.	438,267	0.1
37,500		New Jersey Resources Corp.	1,451,250	0.2
13,002		Northwest Natural Holding Co.	564,027	0.1
21,130		NorthWestern Corp.	1,041,286	0.1
20,671		ONE Gas, Inc.	1,455,032	0.2
17,286	(1)	Ormat Technologies, Inc.	1,490,053	0.2
16,187		Otter Tail Corp.	995,824	0.1
32,811		PNM Resources, Inc.	1,500,447	0.2
34,103		Portland General Electric Co.	1,482,116	0.2
9,095	(2)	Purecycle Corp.	75,943	0.0
10,855		SJW Group	625,248	0.1
45,814		South Jersey Industries, Inc.	1,531,104	0.2
25,686		Southwest Gas Holdings, Inc.	1,791,599	0.2
19,701	(1)	Spire, Inc.	1,227,963	0.1
38,078	(1),(2)	Sunnova Energy International, Inc.	840,762	0.1
6,712		Unitil Corp.	311,772	0.0
5,895		York Water Co.	226,545	0.0
			28,578,783	3.3

	Total Common Stock
	(Cost $665,817,312)		840,333,077	98.1

RIGHTS: 0.0%
		Consumer, Non-cyclical: –%
390	(2),(4),(5)	GTX, Inc. - CVR	–	–

		Health Care: 0.0%
4,590	(2),(4),(5)	Aduro Biotech, Inc. - CVR	–	–
37,288	(1),(2),(4),(5)	Progenics Pharmaceuticals, Inc. - CVR	–	–

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

22,307	(1),(2),(4),(5)	Zogenix, Inc. - CVR	15,169	0.0
			15,169	0.0

	Total Rights
	(Cost $799)		15,169	0.0

	Total Long-Term Investments
	(Cost $665,818,111)		840,348,246	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 16.6%
		Repurchase Agreements: 11.3%
2,624,960	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $2,625,616, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $2,677,459, due 10/11/22-12/20/67)	2,624,960	0.3
2,870,860	(6)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/22, 3.09%, due 10/03/22 (Repurchase Amount $2,871,589, collateralized by various U.S. Government Agency Obligations, 2.295%-5.500%, Market Value plus accrued interest $2,956,986, due 01/01/25-08/01/52)	2,870,860	0.3
21,273,848	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $21,279,181, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $21,699,325, due 11/01/22-08/20/72)	21,273,848	2.5
7,515,166	(6)	CF Secured LLC, Repurchase Agreement dated 09/30/22, 2.97%-3.05%, due 10/03/22 (Repurchase Amount $7,517,023, collateralized by various U.S. Government Agency Obligations, 0.000%-7.625%, Market Value plus accrued interest $7,665,470, due 11/15/22-12/20/67)	7,515,166	0.9
8,825,815	(6)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $8,828,035, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $9,004,643, due 10/15/22-08/15/52)	8,825,815	1.0
3,395,928	(6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/22, 2.96%, due 10/03/22 (Repurchase Amount $3,396,754, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,463,847, due 10/04/22-05/15/52)	3,395,928	0.4
6,378,227	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $6,379,842, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $6,507,461, due 11/01/22-08/20/72)	6,378,227	0.8
28,092,787	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $28,099,806, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $28,654,643, due 08/15/25-08/20/52)	28,092,787	3.3
15,602,200	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $15,606,098, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $15,914,631, due 10/15/24-02/15/51)	15,602,200	1.8

	Total Repurchase Agreements
	(Cost $96,579,791)		96,579,791	11.3

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

		Time Deposits: 3.6%
3,000,000	(6)	Barclays Bank PLC, 3.090%, 10/03/2022	3,000,000	0.3
2,470,000	(6)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	2,470,000	0.3
2,720,000	(6)	Credit Agricole, 3.060%, 10/03/2022	2,720,000	0.3
2,770,000	(6)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	2,770,000	0.3
2,760,000	(6)	Mizuho Bank Ltd., 3.070%, 10/03/2022	2,760,000	0.3
2,400,000	(6)	National Australia Bank Ltd., 3.050%, 10/03/2022	2,400,000	0.3
3,100,000	(6)	Royal Bank of Canada, 3.070%, 10/03/2022	3,100,000	0.4
3,110,000	(6)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	3,110,000	0.4
2,480,000	(6)	Societe Generale, 3.060%, 10/03/2022	2,480,000	0.3
3,090,000	(6)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	3,090,000	0.4
3,000,000	(6)	Toronto-Dominion Bank, 3.060%, 10/03/2022	3,000,000	0.3

	Total Time Deposits
	(Cost $30,900,000)		30,900,000	3.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
14,682,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $14,682,000)	14,682,000	1.7

	Total Short-Term Investments
	(Cost $142,161,791)	142,161,791	16.6

	Total Investments in Securities (Cost $807,979,902)	$982,510,037	114.7
	Liabilities in Excess of Other Assets	(125,783,665)	(14.7)
	Net Assets	$856,726,372	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Security is a Master Limited Partnership.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $15,169 or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2022.

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$22,759,604	$–	$–	$22,759,604
Consumer Discretionary	86,017,487	–	–	86,017,487
Consumer Staples	28,985,649	–	–	28,985,649
Energy	51,604,610	–	–	51,604,610
Financials	144,744,277	–	–	144,744,277
Health Care	158,615,053	–	–	158,615,053
Industrials	124,561,152	–	–	124,561,152
Information Technology	107,594,536	–	–	107,594,536
Materials	33,530,431	–	–	33,530,431
Real Estate	53,341,495	–	–	53,341,495
Utilities	28,578,783	–	–	28,578,783
Total Common Stock	840,333,077	–	–	840,333,077
Rights	–	–	15,169	15,169
Short-Term Investments	14,682,000	127,479,791	–	142,161,791
Total Investments, at fair value	$855,015,077	$127,479,791	$15,169	$982,510,037
Liabilities Table
Other Financial Instruments+
Futures	$(1,746,843)	$–	$–	$(1,746,843)
Total Liabilities	$(1,746,843)	$–	$–	$(1,746,843)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2022, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
Ferroglobe PLC	6/26/2018	–	–
GTX, Inc. - CVR	6/10/2019	799	–
Progenics Pharmaceuticals, Inc. - CVR	6/22/2020	–	–
Zogenix, Inc. - CVR	3/8/2022	–	15,169
		$799	$15,169

At September 30, 2022, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	208	12/16/22	$17,365,920	$(1,746,843)
			$17,365,920	$(1,746,843)

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $823,344,605.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$300,795,638
Gross Unrealized Depreciation	(143,377,049)

Net Unrealized Appreciation	$157,418,589